UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-21944
                                                      -----------

                      First Trust Exchange-Traded Fund II
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code:  (630) 765-8000
                                                           ----------------

                    Date of fiscal year end:  September 30
                                             --------------

                   Date of reporting period:  March 31, 2012
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



FIRST TRUST

First Trust Exchange-Traded Fund II
-----------------------------------

      First Trust STOXX(R) European Select Dividend Index Fund

      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

      First Trust Dow Jones Global Select Dividend Index Fund

      First Trust ISE Global Wind Energy Index Fund

      First Trust ISE Global Engineering and Construction Index Fund

      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund

      First Trust ISE Global Copper Index Fund

      First Trust ISE Global Platinum Index Fund

      First Trust BICK Index Fund

      First Trust NASDAQ CEA Smartphone Index Fund

      First Trust NASDAQ Global Auto Index Fund

      First Trust ISE Cloud Computing Index Fund

------------------
Semi-Annual Report
  March 31, 2012
------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund II
                                 March 31, 2012


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust STOXX(R) European Select Dividend Index Fund..................  4
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund.....  6
   First Trust Dow Jones Global Select Dividend Index Fund...................  8
   First Trust ISE Global Wind Energy Index Fund............................. 10
   First Trust ISE Global Engineering and Construction Index Fund............ 12
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund.. 14
   First Trust ISE Global Copper Index Fund.................................. 16
   First Trust ISE Global Platinum Index Fund................................ 18
   First Trust BICK Index Fund............................................... 20
   First Trust NASDAQ CEA Smartphone Index Fund.............................. 22
   First Trust NASDAQ Global Auto Index Fund................................. 24
   First Trust ISE Cloud Computing Index Fund................................ 26
Notes to Fund Performance Overview........................................... 28
Understanding Your Fund Expenses............................................. 29
Portfolio of Investments
   First Trust STOXX(R) European Select Dividend Index Fund.................. 31
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund..... 33
   First Trust Dow Jones Global Select Dividend Index Fund................... 38
   First Trust ISE Global Wind Energy Index Fund............................. 41
   First Trust ISE Global Engineering and Construction Index Fund............ 43
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund.. 45
   First Trust ISE Global Copper Index Fund.................................. 47
   First Trust ISE Global Platinum Index Fund................................ 48
   First Trust BICK Index Fund............................................... 49
   First Trust NASDAQ CEA Smartphone Index Fund.............................. 52
   First Trust NASDAQ Global Auto Index Fund................................. 54
   First Trust ISE Cloud Computing Index Fund................................ 56
Statements of Assets and Liabilities......................................... 58
Statements of Operations..................................................... 62
Statements of Changes in Net Assets.......................................... 66
Financial Highlights......................................................... 72
Notes to Financial Statements................................................ 78
Additional Information....................................................... 88
Risk Considerations.......................................................... 92

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2012
Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund II.

First Trust Advisors L.P. ("First Trust"), now in our 22nd year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have continued to be somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold gives detailed information for the past six months about the Funds that comprise the First Trust Exchange-Traded Fund II. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that could fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded Fund II and Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2012


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

Tip O'Neill, Speaker of the House from 1977 until his retirement in 1987, coined the phrase "All politics is local." O'Neill's premise was that the success of a politician is based on his ability to understand and influence the needs of his constituents. One wonders what O'Neill, who passed away in 1994, would have said today about the concept of geopolitics, because its influence appears to be far more reaching than just the locale where decisions and events are occurring. The 2008 financial crisis, for example, was born out of the subprime mortgage meltdown in the U.S. that began in the second-half of 2007. It impacted investors, financial institutions, and even entire countries (think Iceland), throughout the globe. Globalization is here to stay, so it behooves U.S. investors to keep abreast of important news happening beyond our borders.

The two biggest influences in the global economy over the past six months have been the sovereign debt crisis in Europe and the tempering of economic growth in China, in our opinion. The sovereign debt crisis in the European Union (EU) is highly influential because the union was founded in the 1990s in an attempt to ensure a competitive position for its member countries in the global marketplace. In other words, the EU is a formidable trading partner for the U.S. and others. The adoption of a single currency (euro) has made coping with this crisis more difficult in that each member country surrendered the ability to print its own currency when it joined the union. The Federal Reserve has used this tool effectively so far to help stimulate growth in the U.S. There has been considerable backlash in Greece and other EU countries with respect to the implementation of austerity measures. Elections are forthcoming in Greece and elsewhere in the second quarter of 2012. We expect the crisis in the EU to remain fluid in the near-term. China's decision to lower its annual GDP growth rate from 9-10% to 7-7.5% in an effort to curb inflation has added another layer of uncertainty for investors, particularly those that invest in commodities.

In April, the International Monetary Fund (IMF) released its updated forecasts for global growth. Despite weakness in such European economies as Spain, Italy and Greece, the IMF is calling for a world growth rate of 3.5% for 2012, improving to 4.1% in 2013.

GLOBAL MARKETS

Investors poured a net $34.5 billion into U.S.-Based International/Global Equity/Hybrid funds, including ETFs and variable annuities, from 9/30/11-3/31/12, according to Strategic Insight, LLC. Net inflows totaled $70.3 billion in 2011.

For the 6-month period ended March 31, 2012, the MSCI World (ex U.S.) Index and MSCI Emerging Markets Index were up 14.3% (USD) and 19.13% (USD), respectively. The S&P 500 outperformed both with a gain of 25.89%.

With respect to the debt markets, the Barclays Capital Global Aggregate Index and Barclays Capital Global Emerging Markets Index returned 1.1% (USD) and 10.1%
(USD), respectively, for the six-month period ended March 31, 2012. The top-performing U.S. bond group was the Barclays Capital U.S. Corporate High Yield Index, up 12.1%.

The Reuters/Jefferies CRB Index of commodity prices rose just 3.5%, reflecting some of the weakness in Europe and cooling of economic activity in China.

The FTSE NAREIT Global Real Estate Index surged 21.1%, perhaps indicating a turnaround in commercial real estate.

The U.S. Dollar Index (DXY) rose by 0.6%, which boosted foreign returns for U.S. investors a small amount.

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FUND PERFORMANCE OVERVIEW
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FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (08/27/07)   Inception (08/27/07)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                    7.56%          -9.34%            -48.49%                -13.44%
 Market Price                                           8.69%          -9.18%            -48.06%                -13.29%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index               6.97%          -9.25%            -46.96%                -12.90%
 STOXX(R) Europe 600 Index                             16.81%          -7.55%            -20.74%                 -4.94%
 MSCI Europe Index                                     16.63%          -7.54%            -21.23%                 -5.06%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
"STOXX," "STOXX(R) Europe 600 Index" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited ("STOXX") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX and STOXX does not make any representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   37.32%
Telecommunication Services                   24.20
Utilities                                    18.09
Industrials                                   9.21
Health Care                                   6.46
Consumer Discretionary                        4.72
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Koninklijke (Royal) KPN N.V.                  5.43%
France Telecom S.A.                           5.07
RSA Insurance Group PLC                       4.73
Zurich Financial Services AG                  4.54
Belgacom S.A.                                 4.46
Banco Santander S.A.                          4.24
Man Group PLC                                 4.06
Catlin Group Ltd.                             3.78
Deutsche Telekom AG                           3.62
SSE PLC                                       3.59
                                           --------
     Total                                   43.52%
                                           ========


                  Performance of a $10,000 Initial Investment
                        August 27, 2007 - March 31, 2012

           First Trust STOXX(R) European           STOXX(R) Europe           STOXX(R) Europe 600        MSCI Europe
            Select Dividend Index Fund         Select Dividend 30 Index              Index                  Index
           -----------------------------       ------------------------      -------------------        -----------
8/27/07               $10000                            $10000                      $10000                 $10000
9/30/07                10323                             10304                       10622                  10636
3/31/08                 8841                              9039                        9670                   9675
9/30/08                 5562                              5539                        7333                   7347
3/31/09                 3201                              3263                        4836                   4846
9/30/09                 5182                              5275                        7484                   7462
3/31/10                 5053                              5178                        7600                   7565
9/30/10                 5133                              5271                        7697                   7658
3/31/11                 5682                              5844                        8574                   8520
9/30/11                 4789                              4959                        6786                   6754
3/31/12                 5151                              5305                        7927                   7877



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                    ------------------------------------------    ------------------------------------------
                         NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
8/30/07 - 9/30/07       7           9          4          0          1          0           0          0
10/1/07 - 9/30/08      38          55         74         30         25         12          10          9
10/1/08 - 9/30/09      34          27         43         84         19         18          15         12
10/1/09 - 9/30/10      49          28         14         11         57         46          36         11
10/1/10 - 9/30/11      79          70          5          0         67         28           3          1
10/1/11 - 3/31/12      36          45         18          2         17          7           0          0

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FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index, which was formerly known as the FTSE EPRA/NAREIT Global Real Estate Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its assets in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (08/27/07)   Inception (08/27/07)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                   21.46%           2.43%            -14.83%                 -3.43%
 Market Price                                          22.07%           1.74%            -15.04%                 -3.48%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index                      21.21%           3.19%            -11.19%                 -2.55%
 S&P Global REIT Index                                 20.98%           5.77%             -9.50%                 -2.15%
 MSCI World REIT Index                                 20.55%           6.10%            -13.99%                 -3.23%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                  100.00%
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Simon Property Group, Inc.                    5.05%
Sun Hung Kai Properties Ltd.                  2.85
Westfield Group                               2.46
Mitsubishi Estate Co., Ltd.                   2.17
Equity Residential                            2.14
Unibail-Rodamco SE                            2.13
Public Storage                                2.05
Mitsui Fudosan Co., Ltd.                      1.95
Prologis, Inc.                                1.93
Ventas, Inc.                                  1.91
                                           --------
     Total                                   24.64%
                                           ========

                  Performance of a $10,000 Initial Investment
                        August 27, 2007 - March 31, 2012

            First Trust FTSE EPRA/NAREIT
           Developed Markets Real Estate            FTSE EPRA/NAREIT            S&P Global REIT        MSCI World REIT
                     Index Fund                      Developed Index                  Index                  Index
           -----------------------------            ----------------            ---------------        ---------------
8/27/07               $10000                            $10000                      $10000                 $10000
9/30/07                10686                             10693                       10581                  10656
3/31/08                 9012                              9057                        9112                   9061
9/30/08                 7443                              7420                        7905                   7901
3/31/09                 3849                              3909                        3762                   3678
9/30/09                 6500                              6645                        6368                   6086
3/31/10                 7022                              7212                        6985                   6578
9/30/10                 7636                              7868                        7608                   7124
3/31/11                 8314                              8606                        8557                   8108
9/30/11                 7012                              7327                        7481                   7136
3/31/12                 8517                              8881                        9050                   8602


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
8/30/07 - 9/30/07      9          10          1            0        1          0           0            0
10/1/07 - 9/30/08     58          63         48           11       35         21          12            5
10/1/08 - 9/30/09     44          48         40           49       16         17          12           26
10/1/09 - 9/30/10    109          64         14            9       32         22           2            0
10/1/10 - 9/30/11    154          31          1            0       57         10           0            0
10/1/11 - 3/31/12     56          11          0            0       57          1           0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (11/21/07)   Inception (11/21/07)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                   13.11%          -0.03%             -3.49%                 -0.81%
 Market Price                                          14.13%          -0.34%             -3.21%                 -0.75%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)            12.11%          -0.30%             -3.17%                 -0.74%
 Dow Jones World Developed Markets Index(SM)           20.18%           0.32%             -3.58%                 -0.83%
 MSCI World Index                                      20.03%           0.56%             -6.40%                 -1.51%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Telecommunication Services                   24.08%
Financials                                   19.76
Utilities                                    15.81
Industrials                                  12.60
Consumer Discretionary                        8.75
Materials                                     4.48
Energy                                        4.19
Consumer Staples                              4.06
Information Technology                        3.16
Health Care                                   3.11
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Telecom Corp. of New Zealand Ltd.             2.31%
RWE AG                                        2.23
NCC AB, Class B                               1.74
Cable & Wireless Communications PLC           1.71
ProSiebenSat.1 Media AG                       1.69
Peab AB                                       1.63
Hays PLC                                      1.61
Zurich Financial Services AG                  1.55
France Telecom S.A.                           1.48
VTech Holdings Ltd.                           1.47
                                           --------
     Total                                   17.42%
                                           ========

                  Performance of a $10,000 Initial Investment
                       November 21, 2007 - March 31, 2012

           First Trust Dow Jones Global   Dow Jones Global Select   Dow Jones World Developed      MSCI World
            Select Dividend Index Fund       Dividend Index(SM)         Markets Index(SM)            Index
           ----------------------------   -----------------------   -------------------------   ----------------
11/21/07             $10000                        $10000                    $10000                 $10000
3/31/08                9345                          9362                      9379                   9378
9/30/08                7028                          6925                      7816                   7815
3/31/09                4375                          4380                      5416                   5385
9/30/09                7857                          7873                      7765                   7636
3/31/10                8160                          8200                      8381                   8204
9/30/10                8669                          8709                      8372                   8152
3/31/11                9654                          9711                      9611                   9308
9/30/11                8533                          8637                      8023                   7798
3/31/12                9652                          9683                      9642                   9360


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 27, 2007 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
11/27/07 - 9/30/08    21          22         54           69       17          6          12           12
10/1/08 - 9/30/09     22          33         59           71       17         12          22           16
10/1/09 - 9/30/10    129          53          8            3       47         11           1            0
10/1/10 - 9/30/11    109          82          1            0       52          7           2            0
10/1/11 - 3/31/12     63          40          0            0       19          3           0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its assets in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (06/16/08)   Inception (06/16/08)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                   -2.95%         -32.65%            -72.64%                -28.97%
 Market Price                                          -2.85%         -33.61%            -72.85%                -29.11%

INDEX PERFORMANCE
 ISE Global Wind Energy Index                          -3.09%         -32.07%            -71.72%                -28.35%
 Russell 3000(R) Index                                 26.55%           7.18%             13.41%                  3.38%
 MSCI World Index                                      20.03%           0.56%             -2.98%                 -0.79%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)




-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Wind Energy Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (CONTINUED)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    61.99%
Industrials                                  32.27
Energy                                        3.68
Materials                                     1.28
Consumer Discretionary                        0.78
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
China Longyuan Power Group Corp.,
   Class H                                    7.46%
Nordex SE                                     7.19
Iberdrola S.A.                                6.73
EDP Renovaveis S.A.                           6.61
Vestas Wind Systems A/S                       6.49
China WindPower Group Ltd.                    5.10
Gamesa Corp. Tecnologica S.A.                 4.43
Arise Windpower AB                            4.31
Greentech Energy Systems A/S                  3.95
Infigen Energy                                3.16
                                           --------
     Total                                   55.43%
                                           ========

                  Performance of a $10,000 Initial Investment
                         June 16, 2008 - March 31, 2012

           First Trust ISE Global Wind                ISE Global               Russell 3000(R)           MSCI World
                 Energy Index Fund                 Wind Energy Index                 Index                  Index
           ---------------------------             -----------------           ---------------           ----------
6/16/08              $10000                            $10000                      $10000                 $10000
9/30/08                6370                              6314                        8583                   8101
3/31/09                3502                              3515                        5912                   5582
9/30/09                5461                              5512                        8032                   7916
3/31/10                4574                              4646                        9011                   8505
9/30/10                3544                              3626                        8912                   8451
3/31/11                4061                              4162                       10579                   9649
9/30/11                2819                              2917                        8961                   8083
3/31/12                2736                              2827                       11340                   9702


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2008 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
6/18/08 - 9/30/08     24          17         13            2         6          1           8           2
10/1/08 - 9/30/09     57          52         40           11        41         30          17           4
10/1/09 - 9/30/10     77          18          1            0       108         41           7           0
10/1/10 - 9/30/11     69          20          0            0       106         48          10           0
10/1/11 - 3/31/12      7           1          0            0        34         70          13           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in all of the securities (including applicable Depositary Receipts) comprising the Index in proportion to their weightings in the Index.

The Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.


------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (10/13/08)   Inception (10/13/08)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                   22.02%         -14.57%             43.05%                 10.89%
 Market Price                                          23.09%         -14.59%             43.37%                 10.96%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM) Index     21.35%         -13.68%             54.35%                 13.35%
 Russell 3000(R) Index                                 26.55%           7.18%             54.40%                 13.36%
 MSCI World Industrials Index                          23.57%          -4.07%             50.70%                 12.57%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (CONTINUED)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  90.04%
Energy                                        9.96
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vinci S.A.                                    3.00%
Aker Solutions ASA                            3.00
KBR, Inc.                                     2.96
JGC Corp.                                     2.95
Fluor Corp.                                   2.83
McDermott International, Inc.                 2.66
Skanska AB                                    2.56
Eiffage S.A.                                  2.48
AMEC PLC                                      2.48
Foster Wheeler AG                             2.47
                                           --------
     Total                                   27.39%
                                           ========

                  Performance of a $10,000 Initial Investment
                       October 13, 2008 - March 31, 2012

               First Trust ISE Global
            Engineering and Construction       ISE Global Engineering and       Russell 3000(R)           MSCI World
                     Index Fund                  Construction(TM) Index               Index            Industrials Index
           ------------------------------      ---------------------------      ---------------        -----------------
10/13/08              $10000                            $10000                      $10000                 $10000
3/31/09                 8987                              9388                        8048                   7741
9/30/09                13384                             14103                       10935                  11514
3/31/10                13471                             14263                       12268                  12962
9/30/10                13522                             14368                       12133                  13181
3/31/11                16744                             17882                       14403                  15709
9/30/11                11724                             12719                       12200                  12195
3/31/12                14306                             15435                       15439                  15069


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 15, 2008 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
10/15/08 - 9/30/09     79          44         32         26        36         12           8           5
10/1/09 - 9/30/10     112          28          2          0        88         18           4           0
10/1/10 - 9/30/11     131          12          1          0        89         20           0           0
10/1/11 - 3/31/12      50           0          0          0        64         11           0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.


----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE           AVERAGE ANNUAL
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                                       6 Months Ended   1 Year Ended   Inception (11/16/09)   Inception (11/16/09)
                                                          03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                       17.06%         -18.86%             -4.47%                 -1.91%
 Market Price                                              16.66%         -18.94%             -4.64%                 -1.98%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure
     Index(SM)                                             16.79%         -18.21%             -2.58%                 -1.10%
 Russell 3000(R) Index                                     26.55%           7.18%             35.05%                 13.52%
 S&P 1500 Industrials Index                                31.07%           1.79%             40.80%                 15.53%
 MSCI World Industrials Index                              23.57%          -4.07%             25.73%                 10.14%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Index and Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (CONTINUED)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  66.15%
Utilities                                    17.85
Information Technology                       16.00
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
ABB Ltd.                                      8.16%
ITC Holdings Corp.                            8.10
Schneider Electric S.A.                       8.05
Quanta Services, Inc.                         7.85
Red Electrica Corp. S.A.                      7.79
ESCO Technologies, Inc.                       4.32
NGK Insulators Ltd.                           4.14
Itron, Inc.                                   4.07
Prysmian S.p.A                                4.04
General Cable Corp.                           4.02
                                           --------
     Total                                   60.54%
                                           ========

                  Performance of a $10,000 Initial Investment
                       November 16, 2009 - March 31, 2012

             First Trust NASDAQ(R)           NASDAQ OMX(R)
            Clean Edge(R) Smart Grid    Clean Edge(R) Smart Grid   Russell 3000(R)       S&P 1500           MSCI World
            Infrastructure Index Fund   Infrastructure Index(SM)         Index       Industrials Index   Industrials Index
            -------------------------   ------------------------   ---------------   -----------------   -----------------
11/16/09            $10000                      $10000                 $10000            $10000              $10000
3/31/10              10257                       10297                  10731             11205               10814
9/30/10              10154                       10236                  10614             11249               10997
3/31/11              11775                       11912                  12600             13832               13106
9/30/11               8161                        8341                  10672             10743               10174
3/31/12               9553                        9741                  13505             14081               12572


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
11/17/09 - 9/30/10    146           5          4          1         57          4           1          1
10/1/10 - 9/30/11      54           3          0          0        182         14           0          0
10/1/11 - 3/31/12      13           6          0          1         96          9           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (03/11/10)   Inception (03/11/10)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                   23.28%         -24.59%              9.85%                 4.68%
 Market Price                                          23.93%         -25.00%              9.89%                 4.69%

INDEX PERFORMANCE
 ISE Global Copper(TM) Index                           23.31%         -23.55%             12.91%                 6.09%
 MSCI All Country World Materials Index                15.75%         -15.28%              5.30%                 2.54%
 MSCI All Country World Index                          19.91%          -0.73%             15.19%                 7.12%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CONTINUED)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                   100.00%
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Southern Copper Corp.                         6.22%
Rio Tinto PLC, ADR                            6.22
Freeport-McMoRan Copper & Gold, Inc.          5.91
Xstrata PLC                                   5.77
Jiangxi Copper Co., Ltd., Class H             5.71
Antofagasta PLC                               5.63
Ivanhoe Mines Ltd.                            5.35
KGHM Polska Miedz S.A.                        4.48
Oz Minerals Ltd.                              4.44
Kazakhmys PLC                                 4.40
                                           --------
     Total                                   54.13%
                                           ========

                  Performance of a $10,000 Initial Investment
                        March 11, 2010 - March 31, 2012

               First Trust ISE Global        ISE Global          MSCI All Country         MSCI All Country
                  Copper Index Fund       Copper(TM) Index     World Materials Index         World Index
              ----------------------      ----------------     ----------------------     ----------------
3/11/10               $10000                  $10000                 $10000                   $10000
3/31/10                10297                   10337                  10291                    10172
9/30/10                11208                   11329                  10440                    10220
3/31/11                14567                   14768                  12429                    11604
9/30/11                 8910                    9156                   9096                     9606
3/31/12                10984                   11290                  10529                    11519


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
3/12/10 - 9/30/10      71          43          7          0         18          1           1          0
10/1/10 - 9/30/11     101          62          1          1         55         29           4          0
10/1/11 - 3/31/12      25          15          3          0         64         18           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.


------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                      TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (03/11/10)   Inception (03/11/10)
                                                      03/31/12        03/31/12         to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                    2.49%         -39.84%            -34.24%                -18.46%
 Market Price                                           4.54%         -39.77%            -33.70%                -18.13%

INDEX PERFORMANCE
 ISE Global Platinum(TM) Index                          1.90%         -39.72%            -33.20%                -17.83%
 MSCI All Country World Index                          19.91%          -0.73%             15.19%                  7.12%
 MSCI All Country World Materials Index                15.75%         -15.28%              5.30%                  2.54%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (CONTINUED)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                    94.80%
Information Technology                        5.20
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
North American Palladium Ltd.                 7.78%
Johnson Matthey PLC                           7.56
Lonmin PLC                                    7.18
African Rainbow Minerals Ltd.                 7.13
Impala Platinum Holdings Ltd.                 6.95
Furuya Metal Co., Ltd.                        5.20
Platinum Group Metals Ltd.                    5.10
MMC Norilsk Nickel OJSC, ADR                  5.10
PolyMet Mining Corp.                          5.08
Anglo American Platinum Ltd.                  5.03
                                           --------
     Total                                   62.11%
                                           ========

                  Performance of a $10,000 Initial Investment
                        March 11, 2010 - March 31, 2012

               First Trust ISE Global         ISE Global         MSCI All Country       MSCI All Country
                 Platinum Index Fund      Platinum(TM) Index        World Index       World Materials Index
               ----------------------     ------------------     ----------------     ----------------------
3/11/10               $10000                   $10000                $10000                 $10000
3/31/10                10337                    10383                 10172                  10291
9/30/10                 9794                     9934                 10220                  10440
3/31/11                10930                    11082                 11604                  12429
9/30/11                 6416                     6555                  9606                   9096
3/31/12                 6576                     6680                 11519                  10529


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
3/12/10 - 9/30/10      80          43          3          1         14          0           0          0
10/1/10 - 9/30/11      77          66         17          0         52         37           4          0
10/1/11 - 3/31/12      35          19         15          1         31         21           3          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.


------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE           AVERAGE ANNUAL
                                                                                       TOTAL RETURNS          TOTAL RETURNS
                                                   6 Months Ended   1 Year Ended   Inception (04/12/10)   Inception (04/12/10)
                                                      03/31/12        03/31/12          to 03/31/12            to 03/31/12

FUND PERFORMANCE
 NAV                                                   18.59%         -19.90%           -10.04%                  -5.24%
 Market Price                                          20.87%         -19.11%            -9.18%                  -4.78%

INDEX PERFORMANCE
 ISE BICK(TM) Index                                    17.24%         -19.21%            -8.61%                  -4.48%
 MSCI All Country World Index                          19.91%          -0.73%            10.45%                   5.18%
 MSCI Emerging Markets Index                           19.13%          -8.80%             4.76%                   2.39%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   25.21%
Information Technology                       19.12
Materials                                    15.40
Consumer Discretionary                       11.61
Energy                                       10.88
Industrials                                   6.70
Consumer Staples                              5.21
Telecommunication Services                    3.20
Health Care                                   1.58
Utilities                                     1.09
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Wns Holdings Ltd., ADR                        1.73%
Mahindra & Mahindra Ltd., GDR                 1.59
Dr. Reddy's Laboratories Ltd., ADR            1.59
HDFC Bank Ltd., ADR                           1.56
Wipro Ltd., ADR                               1.56
Infosys Ltd., ADR                             1.55
Tata Motors Ltd., ADR                         1.54
Tata Steel Ltd., GDR                          1.53
Larsen & Toubro Ltd., GDR                     1.51
Axis Bank Ltd., GDR                           1.51
                                           --------
     Total                                   15.67%
                                           ========

                  Performance of a $10,000 Initial Investment
                        April 12, 2010 - March 31, 2012

                  First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
                     Index Fund            Index           World Index       Markets Index
                  ----------------     ------------     ----------------     -------------
4/12/10               $10000             $10000             $10000              $10000
9/30/10                10417              10488               9800               10487
3/31/11                11231              11311              11127               11486
9/30/11                 7586               7795               9211                8793
3/31/12                 8996               9139              11045               10475


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
4/13/10 - 9/30/10      20          46         47          1          3          2           0          0
10/1/10 - 9/30/11      73          58         16          0         85         19           2          0
10/1/11 - 3/31/12      69          26          2          0         24          4           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FONE - FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

The First Trust NASDAQ CEA Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the NASDAQ OMX CEA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to track the performance of companies engaged in the Smartphone segment of the telecom and technology sectors. The Index includes companies primarily involved in the building, design and distribution of handsets, hardware, software and mobile networks associated with the development, sale and usage of Smartphones. To be eligible for the index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Electronics Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             CUMULATIVE           AVERAGE ANNUAL
                                                                                           TOTAL RETURNS          TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (02/17/11)   Inception (02/17/11)
                                                           03/31/12        03/31/12         to 03/31/12            to 03/31/12
FUND PERFORMANCE
 NAV                                                        23.12%          -1.71%             -7.62%                 -6.86%
 Market Price                                               23.30%          -1.95%             -7.65%                 -6.89%

INDEX PERFORMANCE
 NASDAQ OMX CEA Smartphone Index(SM)                        22.82%          -0.89%             -6.72%                 -6.05%
 MSCI World Index                                           20.03%           0.56%             -0.96%                 -0.86%
 MSCI All Country World Information Technology Index        28.41%          12.85%              7.73%                  6.91%
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FONE - FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       79.81%
Telecommunication Services                   12.56
Consumer Discretionary                        6.28
Health Care                                   1.35
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Research In Motion Ltd.                       2.91%
Apple, Inc.                                   2.88
Nokia Oyj, ADR                                2.77
Samsung Electronics Co., Ltd.                 2.76
Flextronics International Ltd.                2.68
Celestica, Inc.                               2.67
Sanmina-SCI Corp.                             2.66
KYOCERA Corp.                                 2.66
Foxconn International Holdings Ltd.           2.60
Benchmark Electronics, Inc.                   2.60
                                           --------
     Total                                   27.19%
                                           ========

                  Performance of a $10,000 Initial Investment
                       February 17, 2011 - March 31, 2012

               First Trust NASDAQ CEA        NASDAQ OMX CEA        MSCI World        MSCI All Country World
                Smartphone Index Fund     Smartphone Index(SM)        Index       Information Technology Index
               ----------------------     --------------------     ----------     ----------------------------
2/17/11               $10000                    $10000              $10000                  $10000
3/31/11                 9433                      9403                9849                    9547
9/30/11                 7503                      7595                8251                    8390
3/31/12                 9238                      9328                9904                   10774


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
2/18/11 - 9/30/11      85          10          0          0         58          3           0          0
10/1/11 - 3/31/12      44           5          0          0         68          8           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

CARZ - FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to track the performance of the largest and most liquid companies engaged in the manufacturing of automobiles. To be eligible for the Index, component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

-------------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
-------------------------------------------------------------------------------------------------
                                                                                  CUMULATIVE
                                                                                TOTAL RETURNS
                                                           6 Months Ended    Inception (05/09/11)
                                                              03/31/12           to 03/31/12
FUND PERFORMANCE
 NAV                                                          23.58%                -6.75%
 Market Price                                                 24.82%                -6.28%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                             22.58%                -5.41%
 MSCI World Index                                             20.03%                -1.19%
-------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

CARZ - FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       99.78%
Industrials                                   0.22
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Hyundai Motor Co.                             8.51%
Toyota Motor Corp.                            8.39
Ford Motor Co.                                8.06
Honda Motor Co., Ltd.                         7.94
Daimler AG                                    7.93
Harley-Davidson, Inc.                         4.22
Nissan Motor Co., Ltd.                        4.14
Kia Motors Corp.                              4.13
Suzuki Motor Corp.                            4.02
Renault S.A.                                  3.96
                                           --------
     Total                                   61.30%
                                           ========


                  Performance of a $10,000 Initial Investment
                          May 9, 2011 - March 31, 2012

             First Trust NASDAQ Global           NASDAQ OMX
                   Auto Index Fund          Global Auto Index(SM)         MSCI World Index
             -------------------------      ---------------------         ----------------
5/9/11                $10000                      $10000                      $10000
9/30/11                 7545                        7717                        8232
3/31/12                 9324                        9459                        9881


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
5/10/11 - 9/30/11      59          13          0          0         24          4           0          0
10/1/11 - 3/31/12      60          21          0          0         33          9           1          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

SKYY - FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. The cloud computing industry is a group of companies that offers internet and technology products, services and applications delivered via the Internet rather than traditional computing, which focuses on computer desktop applications. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, and have a market capitalization of at least $100 million.


--------------------------------------------------------------------------------------------
PERFORMANCE AS OF MARCH 31, 2012
--------------------------------------------------------------------------------------------
                                                                             CUMULATIVE
                                                                           TOTAL RETURNS
                                                      6 Months Ended    Inception (07/05/11)
                                                         03/31/12           to 03/31/12
FUND PERFORMANCE
 NAV                                                      34.19%                6.04%
 Market Price                                             34.11%                6.04%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                            34.54%                6.41%
 S&P 500 Index                                            25.89%                7.02%
 S&P Composite 1500 Information Technology Index          32.11%               17.38%
--------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)



-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange ISE, Cloud Computing(TM) Index and the International Securities Exchange ISE Cloud Computing(TM) Index makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

SKYY - FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (CONTINUED)

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       90.89%
Consumer Discretionary                        7.61
Financials                                    0.77
Industrials                                   0.73
                                           --------
     Total                                  100.00%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Oracle Corp.                                  5.56%
Netflix, Inc.                                 4.62
Equinix, Inc.                                 4.30
Rackspace Hosting, Inc.                       3.74
Akamai Technologies, Inc.                     3.70
Teradata Corp.                                3.68
EMC Corp.                                     3.61
Salesforce.com, Inc.                          3.55
Red Hat, Inc.                                 3.43
Informatica Corp.                             3.38
                                           --------
     Total                                   39.57%
                                           ========

                  Performance of a $10,000 Initial Investment
                         July 5, 2011 - March 31, 2012

               First Trust ISE Cloud      ISE Cloud Computing(TM)      S&P 500            S&P Composite 1500
                Computing Index Fund                Index               Index        Information Technology Index
               ---------------------      -----------------------      --------      -----------------------------
7/5/11                $10000                      $10000               $10000                  $10000
9/30/11                 7902                        7909                 8501                    8886
3/31/12                10604                       10641                10702                   11739


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through March 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
7/6/11 - 9/30/11       34           3          0          0         23          2           0          0
10/1/11 - 3/31/12      72           5          1          0         45          2           0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2012 (UNAUDITED)


As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, or the First Trust ISE Cloud Computing Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2012.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                  OCTOBER 1, 2011     MARCH 31, 2012        PERIOD (a)    SIX-MONTH PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
Actual                                              $1,000.00           $1,075.60             0.60%                $3.11
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND
Actual                                              $1,000.00           $1,214.60             0.60%                $3.32
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
Actual                                              $1,000.00           $1,131.10             0.60%                $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
Actual                                              $1,000.00             $970.50             0.60%                $2.96
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2012 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          DURING THE
                                                  OCTOBER 1, 2011     MARCH 31, 2012       PERIOD (a)     SIX-MONTH PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
Actual                                              $1,000.00           $1,220.20             0.70%                $3.89
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND
Actual                                              $1,000.00           $1,170.60             0.70%                $3.80
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST ISE GLOBAL COPPER INDEX FUND
Actual                                              $1,000.00           $1,232.80             0.70%                $3.91
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
Actual                                              $1,000.00           $1,024.90             0.70%                $3.54
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST BICK INDEX FUND
Actual                                              $1,000.00           $1,185.90             0.64%                $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.80             0.64%                $3.23

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND
Actual                                              $1,000.00           $1,231.20             0.70%                $3.90
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
Actual                                              $1,000.00           $1,235.80             0.70%                $3.91
Hypothetical (5% return before expenses)            $1,000.00           $1,021.50             0.70%                $3.54

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
Actual                                              $1,000.00           $1,341.90             0.60%                $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03

(a) These expense ratios reflect expense caps for certain funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2011 through March 31, 2012), multiplied by 183/366 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 96.3%
            BELGIUM -- 4.4%
    15,368  Belgacom S.A.                    $      494,066
                                             --------------
            BERMUDA -- 3.7%
    64,455  Catlin Group Ltd.                       418,772
                                             --------------
            FINLAND -- 2.3%
    20,408  Sanoma Oyj                              261,296
                                             --------------
            FRANCE -- 12.0%
     9,560  Bouygues S.A.                           292,363
    37,907  France Telecom S.A.                     561,433
     9,124  SCOR SE                                 246,539
     1,210  Unibail-Rodamco SE REIT                 241,987
                                             --------------
                                                  1,342,322
                                             --------------
            GERMANY -- 8.8%
    33,333  Deutsche Telekom AG                     401,308
    12,441  E. ON AG                                298,004
     1,902  Muenchener Rueckversicherungs-
               Gesellschaft AG                      286,775
                                             --------------
                                                    986,087
                                             --------------
            ITALY -- 2.9%
    66,650  Snam Rete Gas S.p.A                     320,543
                                             --------------
            NETHERLANDS -- 7.7%
    54,690  Koninklijke (Royal) KPN N.V.            601,613
    13,820  Wolters Kluwer N.V.                     261,732
                                             --------------
                                                    863,345
                                             --------------
            SPAIN -- 4.2%
    61,003  Banco Santander S.A.                    469,448
                                             --------------
            SWEDEN -- 2.9%
    22,963  Ratos AB                                318,805
                                             --------------
            SWITZERLAND -- 9.4%
     3,446  Baloise Holding AG                      277,527
       673  Swisscom AG                             272,048
     1,872  Zurich Financial Services AG            503,099
                                             --------------
                                                  1,052,674
                                             --------------
            UNITED KINGDOM -- 38.0%
     8,918  AstraZeneca PLC                         396,403
    77,481  BAE Systems PLC                         371,666
    74,700  Carillion PLC                           356,533
    42,622  Drax Group PLC                          371,204
    14,277  GlaxoSmithKline PLC                     318,903
   208,966  Man Group PLC                           450,554
    21,700  Provident Financial PLC                 397,764
   313,528  RSA Insurance Group PLC                 524,553
    18,716  SSE PLC                                 397,850
    33,075  United Utilities Group PLC              318,212
   127,651  Vodafone Group PLC                      351,591
                                             --------------
                                                  4,255,233
                                             --------------
            TOTAL COMMON STOCKS -- 96.3%         10,782,591
            (Cost $11,506,990)               --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PREFERRED STOCK -- 2.7%
            GERMANY -- 2.7%
     6,799  RWE AG                           $      298,923
            (Cost $413,342)                  --------------

            TOTAL INVESTMENTS -- 99.0%           11,081,514
            (Cost $11,920,332) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 1.0%                   108,804
                                             --------------
            NET ASSETS -- 100.0%             $   11,190,318
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $301,778 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,140,596.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

 INVESTMENTS            LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common  Stocks*       $10,782,591    $       --    $       --
Preferred Stocks*         298,923            --            --
                      ---------------------------------------
Total Investments     $11,081,514    $       --    $       --
                      =======================================

* See Portfolio of Investments for country breakout.


                       See Notes to Financial Statements                 Page 31

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

MARCH 31, 2012 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $9,778,426 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign -markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services              20.8%
Insurance                                           20.2
Capital Markets                                      6.9
Pharmaceuticals                                      6.4
Electric Utilities                                   6.2
Construction & Engineering                           5.8
Media                                                4.7
Commercial Banks                                     4.2
Consumer Finance                                     3.5
Aerospace & Defense                                  3.3
Independent Power Producers & Energy Traders         3.3
Wireless Telecommunication Services                  3.1
Gas Utilities                                        2.9
Water Utilities                                      2.8
Multi-Utilities                                      2.7
Real Estate Investment Trusts                        2.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.0
NET OTHER ASSETS AND LIABILITIES                     1.0
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 32                See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND


PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 7.9%
    48,687  BWP Trust                        $       88,761
   198,049  CFS Retail Property Trust               367,217
    46,336  Charter Hall Office REIT                147,831
    28,291  Charter Hall Retail REIT                 92,605
   222,933  Commonwealth Property Office
               Fund                                 227,461
   453,064  Dexus Property Group                    408,297
    84,122  FKP Property Group                       43,133
   720,911  Goodman Group                           515,262
   169,724  GPT Group                               548,523
   196,196  GPT Group, In Specie (b) (c) (d)              0
   248,811  Investa Office Fund                     163,659
   319,813  Mirvac Group                            387,596
   216,882  Stockland                               660,493
   216,070  Westfield Group                       1,976,298
   285,953  Westfield Retail Trust                  764,208
                                             --------------
                                                  6,391,344
                                             --------------
            AUSTRIA -- 0.2%
     8,226  CA Immobilien Anlagen AG (c)             94,066
     7,592  Conwert Immobilien Invest SE             91,484
                                             --------------
                                                    185,550
                                             --------------
            BELGIUM -- 0.5%
     1,633  Befimmo S.C.A                           108,527
     1,426  Cofinimmo                               175,352
       650  Intervest Offices & Warehouses           17,685
       150  Leasinvest Real Estate S.C.A             13,532
       958  Warehouses De Pauw S.C.A                 51,146
       200  Wereldhave Belgium S.C.A                 18,672
                                             --------------
                                                    384,914
                                             --------------
            BERMUDA -- 1.6%
   162,922  Hongkong Land Holdings Ltd.             946,577
    65,935  Hopson Development Holdings Ltd.         38,633
    66,733  Kerry Properties Ltd.                   300,341
                                             --------------
                                                  1,285,551
                                             --------------
            CANADA -- 5.3%
     4,849  Allied Properties Real Estate
               Investment Trust                     125,959
     8,859  Artis Real Estate Investment
               Trust                                143,616
     4,479  Boardwalk Real Estate Investment
               Trust                                256,405
    35,151  Brookfield Office Properties, Inc.      611,429
    10,005  Calloway Real Estate Investment
               Trust                                271,929
     7,919  Canadian Apartment Properties
               Real Estate Investment Trust         178,712
     6,264  Canadian Real Estate Investment
               Trust                                231,795
    13,523  Chartwell Seniors Housing Real
               Estate Investment Trust              123,781
     9,482  Cominar Real Estate Investment
               Trust                                222,446


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CANADA (CONTINUED)
     3,854  Crombie Real Estate Investment
               Trust                         $       54,094
     7,766  Dundee Real Estate Investment
               Trust                                274,062
     7,876  Extendicare Real Estate
               Investment Trust                      62,379
     6,734  First Capital Realty, Inc.              120,509
    16,104  H&R Real Estate Investment Trust        381,995
     8,739  InnVest Real Estate Investment
               Trust                                 46,085
     4,615  Killam Properties, Inc.                  56,771
     4,052  Morguard Real Estate Investment
               Trust                                 67,354
     2,752  Northern Property Real Estate
               Investment Trust                      86,027
     3,279  NorthWest Healthcare Properties
               Real Estate Investment Trust          40,270
     7,493  Primaris Retail Real Estate
               Investment Trust                     162,563
    25,556  RioCan Real Estate Investment
               Trust                                692,545
     5,401  Transglobe Apartment Real Estate
               Investment Trust                      65,140
                                             --------------
                                                  4,275,866
                                             --------------
            CAYMAN ISLANDS -- 0.9%
   129,969  Agile Property Holdings Ltd.            149,960
   312,830  Country Garden Holdings Co., Ltd.       120,047
   242,493  New World China Land Ltd.                60,268
   130,093  Shimao Property Holdings Ltd.           138,879
   244,223  Shui On Land Ltd.                        98,752
   194,459  Soho China Ltd.                         140,982
                                             --------------
                                                    708,888
                                             --------------
            FINLAND -- 0.3%
    19,508  Citycon Oyj                              65,305
    26,504  Sponda Oyj                              109,227
     5,935  Technopolis PLC                          31,425
                                             --------------
                                                    205,957
                                             --------------
            FRANCE -- 3.7%
       422  Affine                                    8,031
     1,042  ANF Immobilier                           44,471
     2,571  Fonciere des Regions                    206,526
     1,715  Gecina S.A.                             179,188
     2,034  ICADE                                   181,456
     8,878  Klepierre                               307,857
     4,305  Mercialys                               152,325
       537  Societe de la Tour Eiffel                31,155
     1,218  Societe Immobiliere de Location
               pour l'Industrie et le
               Commerce                             134,375
     8,549  Unibail-Rodamco SE                    1,709,709
                                             --------------
                                                  2,955,093
                                             --------------


                       See Notes to Financial Statements                 Page 33

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            GERMANY -- 1.0%
     7,385  Alstria Office REIT-AG           $       83,021
     2,079  Colonia Real Estate AG (c)                9,283
     4,834  Deutsche Euroshop AG                    170,527
     9,578  Deutsche Wohnen AG                      141,539
     3,210  DIC Asset AG                             31,445
     3,844  GSW Immobilien AG (c)                   132,860
     3,193  Hamborner REIT AG                        32,365
    14,599  IVG Immobilien AG (c)                    46,730
     2,440  Patrizia Immobilien AG (c)               16,245
     3,647  Prime Office REIT-AG (c)                 21,781
     9,028  TAG Immobilien AG (c)                    84,104
                                             --------------
                                                    769,900
                                             --------------
            GREECE -- 0.0%
     1,713  Eurobank Properties Real Estate
               Investment Co.                         8,339
                                             --------------
            GUERNSEY -- 0.2%
    48,823  F&C Commerical Property Trust
               Ltd.                                  78,951
    10,346  IRP Property Investments Ltd.            11,791
    32,242  Picton Property Income Ltd.              21,273
    33,324  Schroder Real Estate Investment
               Trust Ltd.                            18,655
    12,792  Standard Life Investment Property
               Income Trust PLC                      12,788
    33,631  UK Commercial Property Trust             38,892
                                             --------------
                                                    182,350
                                             --------------
            HONG KONG -- 8.1%
   230,541  Champion Real Estate Investment
               Trust                                 97,672
   209,201  Hang Lung Properties Ltd.               766,432
   110,072  Henderson Land Development Co.,
               Ltd.                                 607,373
    73,957  Hysan Development Co., Ltd.             296,188
   210,584  Link (The) REIT                         783,702
   428,286  New World Development Co., Ltd.         514,569
   275,199  Sino Land Co., Ltd.                     439,437
   184,122  Sun Hung Kai Properties Ltd.          2,288,025
   142,171  Wharf (The) Holdings Ltd.               772,594
                                             --------------
                                                  6,565,992
                                             --------------
            ISRAEL -- 0.1%
     3,406  Azrieli Group                            82,368
                                             --------------
            ITALY -- 0.1%
    89,683  Beni Stabili S.p.A                       55,727
    11,171  Immobiliare Grande Distribuzione         13,595
                                             --------------
                                                     69,322
                                             --------------
            JAPAN -- 9.4%
     8,516  AEON Mall Co., Ltd.                     197,853
        67  Japan Prime Realty Investment
               Corp.                                192,573
        51  Japan Real Estate Investment Corp.      449,185
       176  Japan Retail Fund Investment Corp.      261,331
        27  Kenedix Realty Investment Corp.          99,003


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (CONTINUED)
    97,930  Mitsubishi Estate Co., Ltd.      $    1,746,341
    82,081  Mitsui Fudosan Co., Ltd.              1,569,823
        11  MORI TRUST Sogo Reit, Inc.               97,149
        14  Nippon Accommodations Fund, Inc.         90,323
        57  Nippon Building Fund, Inc.              541,283
     7,100  Nomura Real Estate Holdings, Inc.       125,153
        28  Nomura Real Estate Office Fund,
               Inc.                                 166,606
       123  NTT Urban Development Corp.             100,159
        20  ORIX JREIT, Inc.                         93,271
        18  Premier Investment Corp.                 72,200
    44,744  Sumitomo Realty & Development
               Co., Ltd.                          1,078,462
    30,375  Tokyo Tatemono Co., Ltd. (c)            122,939
    37,297  Tokyu Land Corp.                        182,497
        12  TOKYU REIT, Inc.                         63,501
        15  Top REIT, Inc.                           86,626
       197  United Urban Investment Corp.           224,918
                                             --------------
                                                  7,561,196
                                             --------------
            LUXEMBOURG -- 0.1%
     8,426  GAGFAH S.A. (c)                          71,349
                                             --------------
            NETHERLANDS -- 1.1%
     8,641  Corio N.V.                              455,796
     3,818  Eurocommercial Properties N.V.          144,666
     5,643  Nieuwe Steen Investments N.V.            65,982
     1,733  VastNed Retail N.V.                      91,008
     2,031  Wereldhave N.V.                         161,198
                                             --------------
                                                    918,650
                                             --------------
            NEW ZEALAND -- 0.1%
    91,060  Kiwi Income Property Trust               79,406
                                             --------------
            NORWAY -- 0.1%
    46,682  Norwegian Property ASA                   72,793
                                             --------------
            SINGAPORE -- 4.4%
   195,400  Ascendas Real Estate Investment
               Trust                                313,995
   197,890  CapitaCommercial Trust                  192,057
   297,530  Capitaland Ltd.                         738,470
   233,883  CapitaMall Trust                        335,833
   146,000  CapitaMalls Asia Ltd.                   189,897
    67,000  CDL Hospitality Trusts                   92,474
    64,000  City Developments Ltd.                  577,861
   215,000  Global Logistic Properties Ltd.
               (c)                                  376,278
    69,521  Keppel Land Ltd.                        191,908
   114,000  Mapletree Industrial Trust               99,757
   170,453  Mapletree Logistics Trust               128,140
   209,197  Suntec Real Estate Investment
               Trust                                208,024
    56,087  Wing Tai Holdings Ltd.                   57,111
    55,000  Yanlord Land Group Ltd.                  55,348
                                             --------------
                                                  3,557,153
                                             --------------
            SPAIN -- 0.0%
     3,171  Inmobiliaria Colonial SA (c)              6,589
                                             --------------


Page 34                See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SWEDEN -- 1.1%
    16,104  Castellum AB                     $      202,888
    15,485  Fabege AB                               133,532
    10,617  Fastighets AB Balder, Class B (c)        52,156
    14,255  Hufvudstaden AB, Class A                150,720
    11,695  Klovern AB                               44,370
    12,781  Kungsleden AB                            88,867
    11,218  Wallenstam AB, Class B                  108,945
     7,196  Wihlborgs Fastigheter AB                101,700
                                             --------------
                                                    883,178
                                             --------------
            SWITZERLAND -- 1.3%
       640  Allreal Holding AG (c)                  104,575
       577  Mobimo Holding AG                       140,814
     4,332  PSP Swiss Property AG                   384,875
     5,090  Swiss Prime Site AG                     422,898
                                             --------------
                                                  1,053,162
                                             --------------
            UNITED KINGDOM -- 4.9%
     2,248  A & J Mucklow Group PLC                  12,027
    12,228  Big Yellow Group PLC                     55,546
    82,838  British Land Co. PLC                    635,860
    64,034  Capital & Counties Properties PLC       196,445
    60,322  Capital Shopping Centres Group
               PLC                                  319,749
       458  Daejan Holdings PLC                      22,087
     9,516  Derwent London PLC                      265,602
    11,456  Development Securities PLC               29,226
    29,138  Grainger PLC                             48,796
    29,274  Great Portland Estates PLC              168,517
    66,248  Hammerson PLC                           440,382
    59,812  Hansteen Holdings PLC                    69,264
    11,061  Helical Bar PLC                          33,526
    72,901  Land Securities Group PLC               842,466
    51,101  London & Stamford Property PLC           90,236
     6,383  Primary Health Properties PLC            32,313
    48,452  Quintain Estates & Development
               PLC (c)                               29,837
    17,516  Safestore Holdings PLC                   33,060
    69,440  Segro PLC                               260,789
    23,404  Shaftesbury PLC                         184,365
    14,069  St. Modwen Properties PLC                41,575
    14,903  Unite Group PLC                          46,959
    13,431  Workspace Group PLC                      50,538
                                             --------------
                                                  3,909,165
                                             --------------
            UNITED STATES -- 47.4%
     3,987  Acadia Realty Trust                      89,867
     1,045  Agree Realty Corp.                       23,596
       190  Alexander's, Inc.                        74,837
     5,783  Alexandria Real Estate Equities,
               Inc.                                 422,911
     3,678  American Assets Trust, Inc.              83,858
     6,981  American Campus Communities, Inc.       312,190
    11,310  Apartment Investment &
               Management Co., Class A              298,697
     6,363  Ashford Hospitality Trust                57,331


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     3,963  Associated Estates Realty Corp.  $       64,755
     8,902  AvalonBay Communities, Inc.           1,258,298
    14,402  BioMed Realty Trust, Inc.               273,350
    13,822  Boston Properties, Inc.               1,451,172
    13,363  Brandywine Realty Trust                 153,407
     7,091  BRE Properties, Inc.                    358,450
     7,377  Camden Property Trust                   485,038
     2,873  Campus Crest Communities, Inc.           33,499
     6,208  CapLease, Inc.                           25,018
    13,891  CBL & Associates Properties, Inc.       262,818
     6,340  Cedar Realty Trust, Inc.                 32,461
     3,011  Chesapeake Lodging Trust                 54,108
     8,165  Colonial Properties Trust               177,425
     7,832  CommonWealth REIT                       145,832
     6,713  Corporate Office Properties Trust       155,809
     9,703  Cousins Properties, Inc.                 73,549
    11,475  CubeSmart                               136,553
    22,972  DCT Industrial Trust, Inc.              135,535
    25,899  DDR Corp.                               378,125
    15,635  DiamondRock Hospitality Co.             160,884
     9,827  Digital Realty Trust, Inc.              726,903
     9,803  Douglas Emmett, Inc.                    223,606
    24,254  Duke Realty Corp.                       347,802
     5,847  DuPont Fabros Technology, Inc.          142,959
     2,608  EastGroup Properties, Inc.              130,974
     8,612  Education Realty Trust, Inc.             93,354
     4,353  Entertainment Properties Trust          201,892
     3,820  Equity Lifestyle Properties, Inc.       266,407
     5,367  Equity One, Inc.                        108,521
    27,525  Equity Residential                    1,723,616
     3,259  Essex Property Trust, Inc.              493,771
     8,781  Extra Space Storage, Inc.               252,805
     5,945  Federal Realty Investment Trust         575,417
    11,655  FelCor Lodging Trust, Inc. (c)           41,958
     8,108  First Industrial Realty Trust,
               Inc. (c)                             100,134
     4,675  First Potomac Realty Trust               56,521
    14,057  Forest City Enterprises, Inc.,
               Class A (c)                          220,133
     7,765  Franklin Street Properties Corp.         82,309
    43,924  General Growth Properties, Inc.         746,269
     2,346  Getty Realty Corp.                       36,551
    10,883  Glimcher Realty Trust                   111,224
     3,301  Government Properties Income
               Trust                                 79,587
    38,015  HCP, Inc.                             1,500,072
    19,940  Health Care REIT, Inc.                1,095,902
     7,287  Healthcare Realty Trust, Inc.           160,314
    15,835  Hersha Hospitality Trust                 86,459
     6,779  Highwoods Properties, Inc.              225,876
     4,519  Home Properties, Inc.                   275,704
    11,552  Hospitality Properties Trust            305,781
    66,114  Host Hotels & Resorts, Inc.           1,085,592
     8,308  Inland Real Estate Corp.                 73,692
     7,870  Investors Real Estate Trust              60,520
     6,395  Kilroy Realty Corp.                     298,071
    37,997  Kimco Realty Corp.                      731,822


                       See Notes to Financial Statements                 Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
     5,956  Kite Realty Group Trust          $       31,388
     8,017  LaSalle Hotel Properties                225,598
    14,449  Lexington Realty Trust                  129,897
    10,829  Liberty Property Trust                  386,812
     2,840  LTC Properties, Inc.                     90,880
    12,351  Macerich (The) Co.                      713,270
     8,221  Mack-Cali Realty Corp.                  236,929
    12,580  Medical Properties Trust, Inc.          116,742
     3,808  Mid-America Apartment
               Communities, Inc.                    255,250
     2,599  National Health Investors, Inc.         126,779
     9,903  National Retail Properties, Inc.        269,263
     9,653  OMEGA Healthcare Investors, Inc.        205,223
     2,052  Parkway Properties, Inc.                 21,505
     4,765  Pebblebrook Hotel Trust                 107,594
     5,178  Pennsylvania Real Estate
               Investment Trust                      79,068
    16,166  Piedmont Office Realty Trust,
               Inc., Class A                        286,946
     4,984  Post Properties, Inc.                   233,550
    42,975  Prologis, Inc.                        1,547,960
     1,695  PS Business Parks, Inc.                 111,090
    11,950  Public Storage                        1,651,132
     3,649  Ramco-Gershenson Properties Trust        44,591
    12,471  Realty Income Corp.                     483,002
     8,417  Regency Centers Corp.                   374,388
     4,651  Retail Opportunity Investments
               Corp.                                 55,998
     9,955  RLJ Lodging Trust                       185,462
     1,648  Rouse Properties, Inc. (c)               22,314
     3,452  Sabra Health Care REIT, Inc.             56,751
     1,355  Saul Centers, Inc.                       54,688
    15,228  Senior Housing Properties Trust         335,777
    27,877  Simon Property Group, Inc.            4,061,121
     8,002  SL Green Realty Corp.                   620,555
     2,712  Sovran Self Storage, Inc.               135,139
    17,379  Strategic Hotels & Resorts, Inc.
               (c)                                  114,354
     2,478  Sun Communities, Inc.                   107,372
    11,049  Sunstone Hotel Investors, Inc.
               (c)                                  107,617
     8,500  Tanger Factory Outlet Centers,
               Inc.                                 252,705
     5,420  Taubman Centers, Inc.                   395,389
    20,911  UDR, Inc.                               558,533
     1,186  Universal Health Realty Income
               Trust                                 47,001
     1,950  Urstadt Biddle Properties, Inc.,
               Class A                               38,493
    26,937  Ventas, Inc.                          1,538,103
    17,250  Vornado Realty Trust                  1,452,450
     6,170  Washington Real Estate Investment
               Trust                                183,249
    11,314  Weingarten Realty Investors             299,029
     2,307  Winthrop Realty Trust                    26,738
                                             --------------
                                                 38,219,586
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.8%     $   80,403,661
            (Cost $71,224,518)               --------------

            WARRANT -- 0.0%
            NETHERLANDS -- 0.0%
     1,632  Nieuwe Steen Investments,
               expiring 01/04/13 @ $0 (c)                 0
            (Cost $0)                        --------------

            TOTAL INVESTMENTS -- 99.8%           80,403,661
            (Cost $71,224,518) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                  141,904
                                             --------------
            NET ASSETS -- 100.0%             $   80,545,565
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,306,934 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,127,791.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

 INVESTMENTS            LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*        $80,403,661    $       --    $       --
                      =======================================

* See Portfolio of Investments for country breakout.


Page 36                See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

MARCH 31, 2012 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $37,335,343 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Real Estate Investment Trusts                       75.0%
Real Estate Management & Development                24.6
Capital Markets                                      0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 37

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND


PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 97.9%
            AUSTRALIA -- 16.5%
   490,349  Adelaide Brighton Ltd.           $    1,472,992
    84,361  Australia & New Zealand Banking
               Group Ltd.                         2,032,585
   495,464  Billabong International Ltd.          1,426,770
    34,432  Commonwealth Bank of Australia        1,786,887
 1,520,041  Commonwealth Property Office
               Fund                               1,550,918
   921,442  David Jones Ltd.                      2,300,288
   405,145  Metcash Ltd.                          1,804,580
    75,645  National Australia Bank Ltd.          1,927,581
    34,839  Orica Ltd.                            1,009,381
   503,237  Stockland                             1,532,559
   127,070  Suncorp Group Ltd.                    1,105,655
   558,016  Sydney Airport                        1,658,921
   686,578  Telstra Corp. Ltd.                    2,339,823
   113,698  UGL Ltd.                              1,554,619
    39,064  Wesfarmers Ltd.                       1,214,744
   210,118  Westfield Group                       1,921,857
    89,251  Westpac Banking Corp.                 2,023,746
                                             --------------
                                                 28,663,906
                                             --------------
            AUSTRIA -- 2.0%
    33,411  OMV AG                                1,187,537
   195,749  Telekom Austria AG                    2,279,678
                                             --------------
                                                  3,467,215
                                             --------------
            BELGIUM -- 2.2%
    58,032  Belgacom S.A.                         1,865,671
    40,539  Mobistar S.A.                         2,019,408
                                             --------------
                                                  3,885,079
                                             --------------
            BERMUDA -- 3.2%
   271,966  Catlin Group Ltd.                     1,766,996
   197,916  VTech Holdings Ltd.                   2,537,172
   348,490  Yue Yuen Industrial Holdings Ltd.     1,222,882
                                             --------------
                                                  5,527,050
                                             --------------
            CANADA -- 6.6%
    65,283  Bell Aliant, Inc.                     1,786,782
    72,994  Canadian Oil Sands Ltd.               1,539,720
    36,945  Crescent Point Energy Corp.           1,590,474
    32,728  Emera, Inc.                           1,112,644
    48,585  Manitoba Telecom Services, Inc.       1,701,900
    58,728  Russel Metals, Inc.                   1,576,757
    19,928  Telus Corp.                           1,156,381
    24,227  TransCanada Corp.                     1,040,295
                                             --------------
                                                 11,504,953
                                             --------------
            CAYMAN ISLANDS -- 1.4%
 2,282,322  Shimao Property Holdings Ltd.         2,436,460
                                             --------------
            FINLAND -- 2.3%
    68,351  Fortum Oyj                            1,659,116
    86,592  Konecranes Oyj                        2,275,120
                                             --------------
                                                  3,934,236
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FRANCE -- 7.3%
    55,399  Bouygues S.A.                    $    1,694,207
   149,004  CNP Assurances                        2,325,113
   172,360  France Telecom S.A.                   2,552,792
    78,719  Lagardere S.C.A.                      2,428,374
    28,394  Neopost S.A.                          1,826,056
    96,542  Vivendi S.A.                          1,771,720
                                             --------------
                                                 12,598,262
                                             --------------
            GERMANY -- 4.1%
    14,892  BASF SE                               1,302,720
   155,502  Deutsche Telekom AG                   1,872,146
    80,902  RWE AG                                3,863,343
                                             --------------
                                                  7,038,209
                                             --------------
            HONG KONG -- 1.8%
   108,490  CLP Holdings Ltd.                       936,036
   128,900  Power Assets Holdings Ltd.              946,140
   193,855  Television Broadcasts Ltd.            1,306,837
                                             --------------
                                                  3,189,013
                                             --------------
            ITALY -- 2.2%
    80,436  ENI S.p.A                             1,887,020
 1,607,420  Telecom Italia S.p.A                  1,911,222
                                             --------------
                                                  3,798,242
                                             --------------
            JAPAN -- 1.5%
    32,900  Eisai Co., Ltd.                       1,307,732
    21,800  Ono Pharmaceutical Co., Ltd.          1,214,184
                                             --------------
                                                  2,521,916
                                             --------------
            JERSEY -- 1.0%
   176,650  UBM PLC                               1,768,760
                                             --------------
            NETHERLANDS -- 2.1%
   195,409  Koninklijke (Royal) KPN N.V.          2,149,580
    38,252  Koninklijke Boskalis Westminster
               N.V.                               1,436,892
                                             --------------
                                                  3,586,472
                                             --------------
            NEW ZEALAND -- 3.4%
   361,485  Fletcher Building Ltd.                1,994,931
 2,010,081  Telecom Corp. of New Zealand Ltd.     3,991,195
                                             --------------
                                                  5,986,126
                                             --------------
            PORTUGAL -- 1.5%
   150,257  CIMPOR - Cimentos de Portugal
               SGPS S.A.                          1,001,994
   573,737  EDP-Energias de Portugal S.A.         1,668,894
                                             --------------
                                                  2,670,888
                                             --------------
            SINGAPORE -- 2.0%
   159,500  Keppel Corp. Ltd.                     1,394,459
   836,000  StarHub Ltd.                          2,061,653
                                             --------------
                                                  3,456,112
                                             --------------


Page 38                See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SPAIN -- 3.9%
   286,663  Banco Santander S.A.             $    2,206,012
    75,585  Gas Natural SDG S.A.                  1,207,683
   386,649  Mapfre S.A.                           1,244,843
   125,460  Telefonica S.A.                       2,055,610
                                             --------------
                                                  6,714,148
                                             --------------
            SWEDEN -- 5.2%
   142,663  NCC AB, Class B                       3,008,176
   553,103  Peab AB                               2,825,793
    49,040  Svenska Handelsbanken AB              1,563,308
   232,911  TeliaSonera AB                        1,624,371
                                             --------------
                                                  9,021,648
                                             --------------
            SWITZERLAND -- 2.5%
     4,281  Swisscom AG                           1,730,516
     9,950  Zurich Financial Services AG          2,674,056
                                             --------------
                                                  4,404,572
                                             --------------
            UNITED KINGDOM -- 10.7%
   352,440  Amlin PLC                             1,859,161
    32,875  AstraZeneca PLC                       1,461,286
 5,711,136  Cable & Wireless Communications
               PLC                                2,949,657
   352,815  Halfords Group PLC                    1,752,789
 2,066,079  Hays PLC                              2,787,488
   109,305  Provident Financial PLC               2,003,575
 1,323,540  RSA Insurance Group PLC               2,214,368
    47,378  Severn Trent PLC                      1,170,052
    86,121  Tate & Lyle PLC                         971,134
   145,444  United Utilities Group PLC            1,399,305
                                             --------------
                                                 18,568,815
                                             --------------
            UNITED STATES -- 14.5%
    51,845  Altria Group, Inc.                    1,600,455
    31,204  American Electric Power Co., Inc.     1,203,850
    53,216  AT&T, Inc.                            1,661,936
    52,895  CenterPoint Energy, Inc.              1,043,089
    56,055  CenturyLink, Inc.                     2,166,526
    17,906  Consolidated Edison, Inc.             1,046,069
    22,445  DTE Energy Co.                        1,235,148
    34,455  Eli Lilly & Co.                       1,387,503
    28,826  FirstEnergy Corp.                     1,314,177
    27,137  Integrys Energy Group, Inc.           1,437,990
    11,051  Lorillard, Inc.                       1,430,883
    30,449  MeadWestvaco Corp.                      961,884
    29,768  Microchip Technology, Inc.            1,107,370
    74,283  Pepco Holdings, Inc.                  1,403,206
    22,145  Progress Energy, Inc.                 1,176,121
   126,801  R.R. Donnelley & Sons Co.             1,571,064
    27,098  SCANA Corp.                           1,235,940
    25,313  Southern (The) Co.                    1,137,313
    65,287  TECO Energy, Inc.                     1,145,787
                                             --------------
                                                 25,266,311
                                             --------------
            TOTAL COMMON STOCKS -- 97.9%        170,008,393
            (Cost $168,111,337)              --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PREFERRED STOCK -- 1.7%
            GERMANY -- 1.7%
   113,472  ProSiebenSat.1 Media AG           $   2,916,290
            (Cost $2,131,830)                --------------

            MONEY MARKET FUND -- 0.0%
    13,996  Morgan Stanley Institutional
               Treasury Money Market
               Fund - 0.03% (b)                      13,996
            (Cost $13,996)                   --------------
            TOTAL INVESTMENTS -- 99.6%          172,938,679
            (Cost $170,257,163) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.4%                  751,217
                                             --------------
            NET ASSETS -- 100.0%             $  173,689,896
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Represents annualized 7-day yield at March 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,062,135 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,380,619.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

 INVESTMENTS            LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*        $170,008,393   $       --    $       --
Preferred Stock*         2,916,290           --            --
Money Market Fund           13,996           --            --
                      ---------------------------------------
Total Investments     $172,938,679   $       --    $       --
                      =======================================

* See Portfolio of Investments for country breakout.


                       See Notes to Financial Statements                 Page 39

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

MARCH 31, 2012 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $129,149,834 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services              21.6%
Insurance                                            7.6
Electric Utilities                                   7.2
Commercial Banks                                     6.6
Multi-Utilities                                      6.3
Construction & Engineering                           6.1
Media                                                4.9
Oil, Gas & Consumable Fuels                          4.2
Pharmaceuticals                                      3.1
Real Estate Investment Trusts                        2.9
Construction Materials                               2.6
Wireless Telecommunication Services                  2.3
Food & Staples Retailing                             1.7
Tobacco                                              1.7
Professional Services                                1.6
Communications Equipment                             1.5
Textiles, Apparel & Luxury Goods                     1.5
Water Utilities                                      1.5
Real Estate Management & Development                 1.4
Chemicals                                            1.3
Machinery                                            1.3
Multiline Retail                                     1.3
Consumer Finance                                     1.2
Office Electronics                                   1.1
Specialty Retail                                     1.0
Transportation Infrastructure                        1.0
Commercial Services & Supplies                       0.9
Trading Companies & Distributors                     0.9
Industrial Conglomerates                             0.8
Gas Utilities                                        0.7
Food Products                                        0.6
Paper & Forest Products                              0.6
Semiconductors & Semiconductor Equipment             0.6
Money Market Fund                                    0.0
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 40                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            AUSTRALIA -- 4.2%
    18,656  AGL Energy Ltd.                  $      285,041
 3,493,102  Infigen Energy (b)                      868,400
                                             --------------
                                                  1,153,441
                                             --------------
            BERMUDA -- 5.1%
31,600,247  China WindPower Group Ltd. (b)        1,403,904
                                             --------------
            BRAZIL -- 1.3%
    38,185  Centrais Eletricas Brasileiras
               S.A., ADR                            357,412
                                             --------------
            CAYMAN ISLANDS -- 0.8%
   402,939  China High Speed Transmission
               Equipment Group Co., Ltd.            215,335
                                             --------------
            CHINA -- 8.1%
 2,458,053  China Longyuan Power Group
               Corp., Class H                     2,054,299
   473,187  China Suntien Green Energy Corp.,
               Class H                               87,136
   100,461  Harbin Electric Co., Ltd.,
               Class H                              105,305
                                             --------------
                                                  2,246,740
                                             --------------
            DENMARK -- 10.4%
   388,536  Greentech Energy Systems A/S (b)      1,086,327
   176,099  Vestas Wind Systems A/S (b)           1,786,397
                                             --------------
                                                  2,872,724
                                             --------------
            FRANCE -- 2.9%
    11,114  Alstom S.A.                             433,715
   262,457  Theolia S.A. (b)                        367,543
                                             --------------
                                                    801,258
                                             --------------
            GERMANY -- 13.4%
    19,154  E. ON AG                                458,803
   327,224  Nordex SE (b)                         1,978,732
   148,346  PNE Wind AG                             336,345
     9,765  RWE AG                                  466,312
     4,551  Siemens AG, ADR                         458,923
                                             --------------
                                                  3,699,115
                                             --------------
            GREECE -- 0.4%
    44,977  Terna Energy S.A.                       101,976
                                             --------------
            ITALY -- 1.1%
   166,845  Enel Green Power S.p.A                  317,094
                                             --------------
            JAPAN -- 4.1%
       753  Japan Wind Development Co.,
               Ltd. (b)                             652,291
    29,600  Mitsui & Co., Ltd.                      485,287
                                             --------------
                                                  1,137,578
                                             --------------
            PORTUGAL -- 1.2%
   111,457  EDP-Energias de Portugal S.A.           324,208
                                             --------------
            SOUTH KOREA -- 0.4%
    26,744  Dongkuk Structure & Construction
               Co., Ltd. (b)                        105,744
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPAIN -- 22.0%
     2,978  Acciona S.A.                     $      207,962
   366,296  EDP Renovaveis S.A. (b)               1,820,268
    20,954  Endesa S.A.                             417,521
   850,785  Fersa Energias Renovables S.A. (b)      567,349
   384,391  Gamesa Corp. Tecnologica S.A.         1,220,655
   326,209  Iberdrola S.A.                        1,852,081
                                             --------------
                                                  6,085,836
                                             --------------
            SWEDEN -- 6.6%
   225,152  Arise Windpower AB (b)                1,187,733
    46,780  Eolus Vind AB, Class B                  311,122
    13,100  SKF AB                                  319,788
                                             --------------
                                                  1,818,643
                                             --------------
            SWITZERLAND -- 0.7%
     5,116  BKW SA (b)                              183,625
                                             --------------
            UNITED KINGDOM -- 3.3%
    10,696  BP PLC, ADR                             481,320
     6,353  Royal Dutch Shell PLC, ADR              445,536
                                             --------------
                                                    926,856
                                             --------------
            UNITED STATES -- 13.7%
    23,065  AES (The) Corp. (b)                     301,459
     5,597  Allegheny Technologies, Inc.            230,428
     6,504  Alliant Energy Corp.                    281,753
    22,409  American Superconductor Corp. (b)        92,325
   410,598  Broadwind Energy, Inc. (b)              193,022
    86,039  Capstone Turbine Corp. (b)               87,760
    17,487  Duke Energy Corp.                       367,402
    12,440  Federal-Mogul Corp. (b)                 214,092
    27,129  General Electric Co.                    544,479
     6,056  Kaydon Corp.                            154,489
     6,344  NextEra Energy, Inc.                    387,491
    14,455  NRG Energy, Inc. (b)                    226,510
     8,481  Otter Tail Corp.                        184,038
     6,126  Trinity Industries, Inc.                201,852
     4,431  Woodward, Inc.                          189,780
    10,718  Zoltek Cos., Inc. (b)                   121,328
                                             --------------
                                                  3,778,208
                                             --------------
            TOTAL INVESTMENTS -- 99.7%           27,529,697
            (Cost $53,093,022) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                   81,791
                                             --------------
            NET ASSETS -- 100.0%             $   27,611,488
                                             ==============


                       See Notes to Financial Statements                 Page 41

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

MARCH 31, 2012 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $867,251 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,430,576.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $27,529,697   $        --   $        --
                      =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $21,513,551 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Independent Power Producers & Energy Traders        38.5%
Electrical Equipment                                22.2
Electric Utilities                                  19.5
Multi-Utilities                                      3.8
Oil, Gas & Consumable Fuels                          3.7
Industrial Conglomerates                             3.6
Machinery                                            3.1
Trading Companies & Distributors                     1.8
Construction & Engineering                           1.5
Auto Components                                      0.8
Metals & Mining                                      0.8
Chemicals                                            0.4
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 42                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND


PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            AUSTRALIA -- 3.1%
    38,084  Leighton Holdings Ltd.           $      841,060
    70,219  NRW Holdings Ltd.                       301,856
                                             --------------
                                                  1,142,916
                                             --------------
            BERMUDA -- 0.1%
   340,773  HKC (Holdings) Ltd.                      18,431
                                             --------------
            CANADA -- 2.9%
    16,346  SNC-Lavalin Group, Inc.                 654,365
    12,643  Stantec, Inc.                           403,075
                                             --------------
                                                  1,057,440
                                             --------------
            CAYMAN ISLANDS -- 1.6%
   638,188  China State Construction
               International Holdings Ltd.          594,175
                                             --------------
            CHINA -- 3.7%
   899,260  China Communications
               Construction Co., Ltd.               902,091
 1,424,632  China Railway Group Ltd.                456,804
                                             --------------
                                                  1,358,895
                                             --------------
            EGYPT -- 1.8%
    15,565  Orascom Construction Industries,
               GDR                                  675,054
                                             --------------
            FINLAND -- 1.8%
    31,650  YIT Oyj                                 680,454
                                             --------------
            FRANCE -- 7.9%
    29,087  Bouygues S.A.                           889,536
    23,630  Eiffage S.A.                            914,264
    21,187  Vinci S.A.                            1,104,858
                                             --------------
                                                  2,908,658
                                             --------------
            GERMANY -- 2.0%
    12,296  Hochtief AG                             746,002
                                             --------------
            ITALY -- 2.8%
    24,499  Astaldi S.p.A                           195,230
   133,382  Impregilo S.p.A                         533,677
   136,698  Maire Tecnimont S.p.A                   115,770
    29,811  Trevi Finanziaria S.p.A                 176,610
                                             --------------
                                                  1,021,287
                                             --------------
            JAPAN -- 17.6%
    56,000  CHIYODA Corp.                           711,079
    36,500  COMSYS Holdings Corp.                   395,119
    35,000  JGC Corp.                             1,084,632
   204,000  KAJIMA Corp.                            621,095
    31,000  KANDENKO Co., Ltd.                      150,562
    38,000  KINDEN Corp.                            293,367
    26,900  KYOWA EXEO Corp.                        242,123
    19,000  Maeda Corp.                              83,557
    11,000  Maeda Road Construction Co., Ltd.       136,752
   135,000  OBAYASHI Corp.                          588,800
    20,000  OKUMURA Corp.                            78,531
   138,000  Penta-Ocean Construction Co., Ltd.      441,827


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (CONTINUED)
   125,000  SHIMIZU Corp.                    $      501,389
     5,600  SHO-BOND Holdings Co., Ltd.             138,562
   192,000  TAISEI Corp.                            501,051
    50,000  TODA Corp.                              167,935
    22,000  TOSHIBA Plant Systems &
               Services Corp.                       253,039
    26,000  Toyo Engineering Corp.                  123,765
                                             --------------
                                                  6,513,185
                                             --------------
            NETHERLANDS -- 8.1%
    17,605  Arcadis N.V.                            367,930
    19,349  Chicago Bridge & Iron Co. N.V.,
               ADR                                  835,684
     5,184  Heijmans N.V.                            60,158
    20,120  Imtech N.V.                             643,215
   102,921  Koninklijke BAM Groep N.V.              484,276
    16,291  Koninklijke Boskalis Westminster
               N.V.                                 611,953
                                             --------------
                                                  3,003,216
                                             --------------
            NORWAY -- 3.5%
    65,251  Aker Solutions ASA                    1,103,988
    23,236  Veidekke ASA                            197,484
                                             --------------
                                                  1,301,472
                                             --------------
            PANAMA -- 2.7%
    76,549  McDermott International, Inc. (b)       980,593
                                             --------------
            SPAIN -- 6.8%
    28,600  ACS Actividades de Construccion y
               Servicios S.A.                       731,983
    25,451  Obrascon Huarte Lain S.A.               757,634
   113,784  Sacyr Vallehermoso S.A.                 345,697
    15,990  Tecnicas Reunidas S.A.                  666,117
                                             --------------
                                                  2,501,431
                                             --------------
            SWEDEN -- 5.0%
    23,151  NCC AB, Class B                         488,159
    80,821  Peab AB                                 412,913
    54,230  Skanska AB                              940,201
                                             --------------
                                                  1,841,273
                                             --------------
            SWITZERLAND -- 2.5%
    39,959  Foster Wheeler AG (b)                   909,467
                                             --------------
            UNITED KINGDOM -- 5.0%
    51,500  AMEC PLC                                912,700
   120,720  Balfour Beatty PLC                      551,272
     5,695  Galliford Try PLC                        56,932
     6,658  Keller Group PLC                         46,964
    25,002  WS Atkins PLC                           293,530
                                             --------------
                                                  1,861,398
                                             --------------
            UNITED STATES -- 20.8%
    29,320  AECOM Technology Corp. (b)              655,888
    13,163  Dycom Industries, Inc. (b)              307,488
    16,799  EMCOR Group, Inc.                       465,668
    17,329  Fluor Corp.                           1,040,433


                       See Notes to Financial Statements                 Page 43

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
    14,478  Granite Construction, Inc.       $      416,098
    20,425  Jacobs Engineering Group, Inc.
               (b)                                  906,257
    30,596  KBR, Inc.                             1,087,688
    38,329  Quanta Services, Inc. (b)               801,076
    27,430  Shaw Group (The), Inc. (b)              869,805
    19,441  Tutor Perini Corp. (b)                  302,891
    19,495  URS Corp.                               828,928
                                             --------------
                                                  7,682,220
                                             --------------
            TOTAL INVESTMENTS -- 99.7%           36,797,567
            (Cost $40,445,977) (c)
            NET OTHER ASSETS AND
            LIABILITIES -- 0.3%                     105,706
                                             --------------
            NET ASSETS -- 100.0%             $   36,903,273
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,699,831 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,348,241.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $36,797,567    $      --    $      --
                      =====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $24,277,142 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Construction & Engineering                          87.9%
Energy Equipment & Services                          9.9
Professional Services                                1.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 44                See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            CAYMAN ISLANDS -- 1.0%
   287,783  Wasion Group Holdings Ltd.       $      133,783
                                             --------------
            FRANCE -- 10.0%
     6,964  Alstom S.A.                             271,765
    17,407  Schneider Electric S.A.               1,137,344
                                             --------------
                                                  1,409,109
                                             --------------
            GERMANY -- 7.2%
    25,654  Elster Group SE, ADR (b)                405,590
     1,593  PSI AG fuer Produkte und Systeme
               der Informationstechnologie           35,789
     2,897  Siemens AG                              292,061
     6,386  SMA Solar Technology AG                 289,409
                                             --------------
                                                  1,022,849
                                             --------------
            IRELAND -- 2.1%
     4,706  Cooper Industries PLC                   300,949
                                             --------------
            ITALY -- 4.0%
    32,442  Prysmian S.p.A                          570,274
                                             --------------
            JAPAN -- 4.1%
    41,000  NGK Insulators Ltd.                     585,006
                                             --------------
            SPAIN -- 7.8%
    22,492  Red Electrica Corp. S.A.              1,100,617
                                             --------------
            SWITZERLAND -- 8.2%
    56,195  ABB Ltd.                              1,152,909
                                             --------------
            UNITED KINGDOM -- 2.0%
    27,501  National Grid PLC                       277,341
                                             --------------
            UNITED STATES -- 53.1%
    17,145  A123 Systems, Inc. (b) (c)               19,202
    25,454  Advanced Energy Industries, Inc.
               (b)                                  333,956
    25,017  American Superconductor Corp.
               (b) (c)                              103,070
     7,944  AZZ, Inc.                               410,228
     4,022  Digi International, Inc. (b)             44,202
    20,664  Echelon Corp. (b)                        91,542
    14,998  EnerNOC, Inc. (b)                       107,986
    16,581  ESCO Technologies, Inc.                 609,683
    19,504  General Cable Corp. (b)                 567,176
    14,854  General Electric Co.                    298,120
     3,708  Hubbell, Inc., Class B                  291,375
    14,866  ITC Holdings Corp.                    1,143,790
    12,661  Itron, Inc. (b)                         574,936
     9,680  MasTec, Inc. (b)                        175,111
    12,880  MYR Group, Inc. (b)                     230,037
    12,944  Pike Electric Corp. (b)                 106,529
    76,981  Power-One, Inc. (b)                     350,264
    11,973  PowerSecure International, Inc.
               (b)                                   72,556
    53,030  Quanta Services, Inc. (b)             1,108,327
     3,866  Thomas & Betts Corp. (b)                278,004
     2,570  Valmont Industries, Inc.                301,744
     4,459  WESCO International, Inc. (b)           291,217
                                             --------------
                                                  7,509,055
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            VIRGIN ISLANDS (US) -- 0.5%
     7,245  Jinpan International Ltd.        $       63,249
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%        14,125,141
            (Cost $14,977,567)               --------------

            INVESTMENTS OF COLLATERAL FOR
               SECURITIES LOANED -- 0.6%
            MONEY MARKET FUND -- 0.3%
    44,752  Goldman Sachs Financial Square
               Government Fund, 0.04% (d)            44,752
            (Cost $44,752)                   --------------

 PRINCPAL
   VALUE
----------  REPURCHASE AGREEMENT -- 0.3%
$   44,708  JP Morgan Chase & Co., 0.01% (d),
               dated 03/30/12, due 04/02/12,
               with a maturity value of
               $44,708. Collateralized by
               U.S. Treasury Note, interest
               rate of 1.50%, due 07/31/16.
               The market value of the
               collateral including accrued
               interest was $45,548.                 44,708
            (Cost $44,708)                   --------------

            TOTAL INVESTMENTS OF COLLATERAL
               FOR SECURITIES LOANED -- 0.6%         89,460
            (Cost $89,460)                   --------------

            TOTAL INVESTMENTS -- 100.6%          14,214,601
            (Cost $15,067,027) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.6)%                (83,865)
                                             --------------
            NET ASSETS -- 100.0%             $   14,130,736
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $87,330 and the total market value of the collateral held by the Fund is $89,460.

(d)   Interest rate shown reflects yield as of March 31, 2012.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,443,403 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,295,829.

ADR   - American Depositary Receipt


                       See Notes to Financial Statements                 Page 45

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

MARCH 31, 2012 (UNAUDITED)

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $14,125,141   $       --    $       --
Money Market Fund         44,752           --            --
Repurchase Agreement      44,708           --            --
                     --------------------------------------
Total Investments    $14,214,601   $       --    $       --
                     ======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $5,846,298 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Electrical Equipment                                37.1%
Electric Utilities                                  15.9
Construction & Engineering                          11.5
Electronic Equipment, Instruments & Components      11.0
Machinery                                           10.6
Semiconductors & Semiconductor Equipment             4.4
Industrial Conglomerates                             4.2
Multi-Utilities                                      2.0
Trading Companies & Distributors                     2.0
Commercial Services & Supplies                       0.8
Communications Equipment                             0.3
Money Market Fund                                    0.3
Repurchase Agreement                                 0.3
Software                                             0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.6
NET OTHER ASSETS AND LIABILITIES                    (0.6)
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 46                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 6.2%
 1,285,751  Aditya Birla Minerals Ltd.       $      952,270
   240,179  Oz Minerals Ltd.                      2,428,187
                                             --------------
                                                  3,380,457
                                             --------------
            CANADA -- 36.5%
   571,298  Capstone Mining Corp. (b)             1,620,907
   204,653  Copper Mountain Mining Corp. (b)        863,792
   122,120  First Quantum Minerals Ltd.           2,328,660
   144,905  HudBay Minerals, Inc.                 1,589,313
   101,931  Imperial Metals Corp. (b)             1,704,556
    42,234  Inmet Mining Corp.                    2,388,087
   185,823  Ivanhoe Mines Ltd. (b)                2,923,017
 1,457,795  Katanga Mining Ltd. (b)               1,534,598
   350,112  Lundin Mining Corp. (b)               1,569,002
   646,755  Mercator Minerals Ltd. (b)              868,867
   167,055  Northern Dynasty Minerals Ltd. (b)    1,015,694
   453,963  Taseko Mines Ltd. (b)                 1,597,950
                                             --------------
                                                 20,004,443
                                             --------------
            CHINA -- 5.7%
 1,357,500  Jiangxi Copper Co., Ltd., Class H     3,122,116
                                             --------------
            PERU -- 0.4%
     5,796  Sociedad Minera Cerro Verde
               S.A.A. (b)                           244,012
                                             --------------
            POLAND -- 4.5%
    53,214  KGHM Polska Miedz S.A.                2,449,592
                                             --------------
            RUSSIA -- 4.4%
   130,900  MMC Norilsk Nickel OJSC, ADR          2,395,470
                                             --------------
            SOUTH AFRICA -- 1.9%
    50,369  Palabora Mining Co., Ltd.             1,037,125
                                             --------------
            TURKEY -- 2.0%
   399,513  Park Elektrik Madencilik Tekstil
               Sanayi ve Ticaret A.S. (b)         1,096,122
                                             --------------
            UNITED KINGDOM -- 26.1%
   167,062  Antofagasta PLC                       3,078,302
   165,357  Kazakhmys PLC                         2,401,538
    61,116  Rio Tinto PLC, ADR                    3,397,438
   114,670  Vedanta Resources PLC                 2,252,315
   184,686  Xstrata PLC                           3,154,905
                                             --------------
                                                 14,284,498
                                             --------------
            UNITED STATES -- 12.1%
    84,841  Freeport-McMoRan Copper &
               Gold, Inc.                         3,227,351
   107,246  Southern Copper Corp.                 3,400,771
                                             --------------
                                                  6,628,122
                                             --------------
            TOTAL INVESTMENTS -- 99.8%           54,641,957
            (Cost $73,354,772) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                   108,147
                                             --------------
            NET ASSETS -- 100.0%             $   54,750,104
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $629,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,342,751.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*       $54,641,957   $       --    $       --
                     =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $20,987,485 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.



                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     99.8%
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 47

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 96.3%
            BERMUDA -- 6.5%
   224,951  Aquarius Platinum Ltd.           $      510,925
   551,923  Nkwe Platinum Ltd. (b)                   82,898
   285,873  Sylvania Platinum Ltd. (b)               97,166
                                             --------------
                                                    690,989
                                             --------------
            CANADA -- 22.8%
   158,755  Anooraq Resources Corp. (b)              66,677
   926,736  Eastern Platinum Ltd. (b)               371,642
   234,886  Noront Resources Ltd. (b)               150,711
   304,326  North American Palladium Ltd. (b)       797,334
   360,031  Platinum Group Metals Ltd. (b)          523,380
   449,303  PolyMet Mining Corp. (b)                521,192
                                             --------------
                                                  2,430,936
                                             --------------
            CHINA -- 4.6%
 1,739,659  Xinjiang Xinxin Mining Industry
               Co., Ltd., Class H                   488,369
                                             --------------
            GUERNSEY -- 0.9%
     9,055  Zimplats Holdings Ltd. (b)               93,327
                                             --------------
            HONG KONG -- 4.3%
   950,127  Minmetals Resources Ltd. (b)            457,595
                                             --------------
            JAPAN -- 5.0%
    12,300  Furuya Metal Co., Ltd.                  532,747
                                             --------------
            RUSSIA -- 4.9%
    28,554  MMC Norilsk Nickel OJSC, ADR            522,538
                                             --------------
            SOUTH AFRICA -- 28.5%
    30,872  African Rainbow Minerals Ltd.           730,971
     7,410  Anglo American Platinum Ltd.            515,831
    36,204  Impala Platinum Holdings Ltd.           713,131
   112,041  Northam Platinum Ltd.                   498,350
    59,864  Royal Bafokeng Platinum Ltd. (b)        472,138
   594,982  Wesizwe Platinum Ltd. (b)               107,812
                                             --------------
                                                  3,038,233
                                             --------------
            UNITED KINGDOM -- 14.2%
    20,550  Johnson Matthey PLC                     775,391
    45,033  Lonmin PLC                              736,144
                                             --------------
                                                  1,511,535
                                             --------------
            UNITED STATES -- 4.6%
    38,604  Stillwater Mining Co. (b)               487,955
                                             --------------
            TOTAL INVESTMENTS -- 96.3%           10,254,224
            (Cost $12,913,829) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 3.7%                   396,857
                                             --------------
            NET ASSETS -- 100.0%             $   10,651,081
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $241,626 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,901,231.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $10,254,224   $       --    $       --
                     ======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $7,134,194 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     84.0%
Chemicals                                            7.3
Semiconductors & Semiconductor Equipment             5.0
-----------------------------------------------------------
TOTAL INVESTMENTS                                   96.3
NET OTHER ASSETS AND LIABILITIES                     3.7
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 48                See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            BRAZIL -- 24.5%
    28,580  Banco Bradesco S.A., ADR         $      500,150
    31,964  Banco do Brasil S.A.                    454,040
    47,514  Banco Santander Brasil S.A., ADR        435,703
    75,990  BM&F BOVESPA S.A.                       465,818
    25,912  BRF- Brasil Foods S.A.                  511,725
    65,720  CCR S.A.                                531,751
    11,359  Cia Brasileira de Distribuicao
               Grupo PAO de Acucar, Class
               Preference                           534,395
    14,513  Cielo S.A.                              489,822
    13,282  Companhia de Bebidas das
               Americas, ADR                        548,812
    22,795  Companhia Energetica de Minas
               Gerais, ADR                          542,065
    50,171  Companhia Siderurgica Nacional
               S.A., ADR                            474,618
    48,292  Cyrela Brazil Realty S.A.
               Empreendimentos e
               Participacoes                        429,891
    49,981  Gerdau S.A., ADR                        481,317
    24,414  Itau Unibanco Holding S.A., ADR         468,505
    73,901  Itausa-Investimentos Itau S.A.,
               Class Preference                     456,252
    22,065  Natura Cosmeticos S.A.                  476,849
    52,447  OGX Petroleo e Gas Participacoes
               S.A. (b)                             434,413
   116,900  PDG Realty S.A. Empreendimentos
               e Participacoes                      402,805
    17,343  Petroleo Brasileiro S.A., ADR           460,630
    25,478  Redecard S.A.                           494,779
    33,783  Souza Cruz S.A.                         514,485
    17,756  Telefonica Brasil S.A., ADR             543,866
    17,406  Tim Participacoes S.A., ADR             561,518
    75,054  Usinas Siderurgicas de Minas
               Gerais S.A., Class Preference        493,795
    20,611  Vale S.A., ADR                          480,855
                                             --------------
                                                 12,188,859
                                             --------------
            CAYMAN ISLANDS -- 4.1%
     3,743  Baidu, Inc., ADR (b)                    545,617
   872,000  Evergrande Real Estate Group Ltd.       467,130
     7,095  SINA Corp. (b)                          461,175
    20,499  Tencent Holdings Ltd.                   571,767
                                             --------------
                                                  2,045,689
                                             --------------
            CHINA -- 19.2%
 1,089,169  Agricultural Bank of China Ltd.,
               Class H                              467,054
   158,140  Anhui Conch Cement Co., Ltd.,
               Class H                              500,962
 1,221,946  Bank of China Ltd., Class H             492,520
   645,670  Bank of Communications Co., Ltd.,
               Class H                              488,064
   411,540  China Coal Energy Co., Class H          461,592
   625,620  China Construction Bank Corp.,
               Class H                              483,381


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHINA (CONTINUED)
   170,411  China Life Insurance Co., Ltd.,
               Class H                       $      442,181
   234,929  China Merchants Bank Co., Ltd.,
               Class H                              480,413
   379,715  China National Building Material
               Co., Ltd., Class H                   478,705
   150,391  China Pacific Insurance Group Co.,
               Ltd., Class H                        465,763
   460,883  China Petroleum & Chemical
               Corp., Class H                       502,098
   115,533  China Shenhua Energy Co., Ltd.,
               Class H                              487,243
   871,662  China Telecom Corp., Ltd., Class
               H                                    482,663
   283,577  Dongfeng Motor Group Co., Ltd.,
               Class H                              511,973
   730,692  Industrial & Commercial Bank of
               China, Class H                       471,411
   195,772  Jiangxi Copper Co., Ltd., Class H       450,256
   349,106  PetroChina Co., Ltd., Class H           493,614
   360,688  Picc Property & Casualty Co. Ltd.,
               Class H                              429,172
    61,959  Ping An Insurance (Group) Co. of
               China Ltd., Class H                  468,350
   214,868  Yanzhou Coal Mining Co., Ltd.,
               Class H                              465,953
                                             --------------
                                                  9,523,368
                                             --------------
            HONG KONG -- 1.0%
   235,046  CNOOC Ltd.                              483,074
                                             --------------
            INDIA -- 22.3%
    33,407  Axis Bank Ltd., GDR                     748,317
    22,780  Dr. Reddy's Laboratories Ltd.,
               ADR                                  787,277
    22,733  HDFC Bank Ltd., ADR                     775,195
    21,279  ICICI Bank Ltd., ADR                    741,999
    13,493  Infosys Ltd., ADR                       769,506
    29,440  Larsen & Toubro Ltd., GDR               750,720
    57,446  Mahindra & Mahindra Ltd., GDR           789,882
   109,171  Rediff.Com India Ltd., ADR (b)          743,454
    23,452  Reliance Industries Ltd., GDR           683,626
   192,194  Sify Technologies Ltd., ADR (b)         624,630
     8,507  State Bank of India, GDR                699,701
    78,309  Sterlite Industries (India) Ltd.,
               ADR                                  668,759
    28,419  Tata Motors Ltd., ADR                   766,460
    82,807  Tata Steel Ltd., GDR                    760,168
    70,379  Wipro Ltd., ADR                         774,169
                                             --------------
                                                 11,083,863
                                             --------------
            JERSEY -- 1.7%
    71,151  Wns Holdings Ltd., ADR (b)              857,370
                                             --------------
            MAURITIUS -- 1.5%
    32,258  MakeMyTrip Ltd. (b)                     740,966
                                             --------------


                       See Notes to Financial Statements                 Page 49

FIRST TRUST BICK INDEX FUND

MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOUTH KOREA -- 25.6%
     6,050  Cheil Industries, Inc.           $      511,531
    15,140  Hana Financial Group, Inc.              570,565
     1,645  Honam Petrochemical Corp.               488,542
    19,390  Hynix Semiconductor, Inc. (b)           500,558
     1,712  Hyundai Heavy Industries Co., Ltd.      485,776
     2,079  Hyundai Mobis                           525,690
     2,684  Hyundai Motor Co.                       551,937
     5,157  Hyundai Steel Co.                       464,246
    14,245  KB Financial Group, Inc.                519,863
     8,236  Kia Motors Corp.                        538,624
     1,462  LG Chem Ltd.                            477,419
    19,980  LG Display Co., Ltd. (b)                467,296
     6,931  LG Electronics, Inc.                    506,497
     2,486  NHN Corp.                               570,460
     2,203  OCI Co., Ltd.                           448,163
     1,393  POSCO                                   467,182
     7,729  Samsung C&T Corp.                       541,620
     6,295  Samsung Electro-Mechanics Co.,
               Ltd.                                 555,025
       500  Samsung Electronics Co., Ltd.           562,641
     2,497  Samsung Engineering Co. Ltd.            533,316
    14,510  Samsung Heavy Industries Co. Ltd.       483,432
     4,188  Samsung SDI Co., Ltd.                   506,382
    13,639  Shinhan Financial Group Co., Ltd.       526,637
     3,175  SK Innovation Co., Ltd.                 463,759
     4,705  S-Oil Corp.                             465,081
                                             --------------
                                                 12,732,242
                                             --------------
            TOTAL INVESTMENTS -- 99.9%           49,655,431
            (Cost $53,592,927) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   47,543
                                             --------------
            NET ASSETS -- 100.0%             $   49,702,974
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,458,496 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,395,992.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $49,655,431   $       --    $       --
                     ======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $24,474,652 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


Page 50                See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND

MARCH 31, 2012 (UNAUDITED)


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Commercial Banks                                    19.7%
Oil, Gas & Consumable Fuels                         10.9
Metals & Mining                                      9.5
Internet Software & Services                         7.1
IT Services                                          6.8
Automobiles                                          6.4
Chemicals                                            3.9
Insurance                                            3.6
Electronic Equipment, Instruments & Components       3.1
Household Durables                                   2.7
Construction & Engineering                           2.6
Diversified Telecommunication Services               2.1
Semiconductors & Semiconductor Equipment             2.1
Construction Materials                               2.0
Machinery                                            1.9
Pharmaceuticals                                      1.6
Internet & Catalog Retail                            1.5
Beverages                                            1.1
Electric Utilities                                   1.1
Food & Staples Retailing                             1.1
Trading Companies & Distributors                     1.1
Transportation Infrastructure                        1.1
Wireless Telecommunication Services                  1.1
Auto Components                                      1.0
Food Products                                        1.0
Personal Products                                    1.0
Tobacco                                              1.0
Diversified Financial Services                       0.9
Real Estate Management & Development                 0.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 51

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            BERMUDA -- 1.4%
    13,467  Marvell Technology Group Ltd.
               (b)                           $      211,836
                                             --------------
            CANADA -- 5.6%
    42,311  Celestica, Inc. (b)                     404,916
    30,012  Research In Motion Ltd. (b)             441,477
                                             --------------
                                                    846,393
                                             --------------
            CAYMAN ISLANDS -- 2.6%
   554,449  Foxconn International Holdings
               Ltd. (b)                             394,834
                                             --------------
            CHINA -- 2.5%
    69,927  BYD Co., Ltd., Class H (b)              195,403
    69,836  ZTE Corp., Class H                      187,955
                                             --------------
                                                    383,358
                                             --------------
            FINLAND -- 2.8%
    76,512  Nokia Oyj, ADR                          420,051
                                             --------------
            FRANCE -- 2.5%
    85,231  Alcatel-Lucent, ADR (b)                 193,475
     6,322  France Telecom S.A.                      93,634
     5,032  Vivendi S.A.                             92,346
                                             --------------
                                                    379,455
                                             --------------
            GERMANY -- 0.6%
     8,168  Deutsche Telekom AG                      98,338
                                             --------------
            GUERNSEY -- 1.4%
     6,582  Amdocs Ltd. (b)                         207,859
                                             --------------
            HONG KONG -- 1.2%
     8,809  China Mobile Ltd.                        96,932
    50,522  China Unicom (Hong Kong) Ltd.            85,618
                                             --------------
                                                    182,550
                                             --------------
            ITALY -- 0.6%
    81,581  Telecom Italia S.p.A                     97,000
                                             --------------
            JAPAN -- 8.4%
        14  KDDI Corp.                               90,661
     4,400  KYOCERA Corp.                           402,948
        53  NTT DOCOMO, Inc.                         87,981
     3,200  SOFTBANK Corp.                           94,604
    19,100  SONY Corp.                              393,215
    48,000  TOSHIBA Corp.                           211,091
                                             --------------
                                                  1,280,500
                                             --------------
            NETHERLANDS -- 3.1%
     3,519  Gemalto N.V.                            232,272
    28,450  STMicroelectronics N.V.                 232,483
                                             --------------
                                                    464,755
                                             --------------
            RUSSIA -- 0.6%
     5,050  Mobile TeleSystems, ADR                  92,617
                                             --------------
            SINGAPORE -- 4.1%
     5,579  Avago Technologies Ltd.                 217,414
    56,272  Flextronics International Ltd.
               (b)                                  406,846
                                             --------------
                                                    624,260
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOUTH KOREA -- 5.7%
     6,274  KT Corp., ADR                    $       85,891
     4,988  LG Electronics, Inc.                    364,508
       372  Samsung Electronics Co., Ltd.           418,605
                                             --------------
                                                    869,004
                                             --------------
            SPAIN -- 0.6%
     5,625  Telefonica S.A.                          92,163
                                             --------------
            SWEDEN -- 1.5%
    21,227  Telefonaktiebolaget LM Ericsson,
               Class B                              219,945
                                             --------------
            TAIWAN -- 9.4%
   177,073  Compal Communications, Inc.             307,175
    18,420  HTC Corp.                               372,588
   860,069  Inventec Co.                            377,370
   247,864  Wistron Corp.                           373,713
                                             --------------
                                                  1,430,846
                                             --------------
            UNITED KINGDOM -- 2.1%
     7,715  ARM Holdings PLC, ADR                   218,257
    34,237  Vodafone Group PLC                       94,300
                                             --------------
                                                    312,557
                                             --------------
            UNITED STATES -- 43.2%
     4,589  Agilent Technologies, Inc.              204,256
     5,369  Altera Corp.                            213,793
     5,221  Analog Devices, Inc.                    210,928
       730  Apple, Inc. (b)                         437,613
     2,960  AT&T, Inc.                               92,441
    23,928  Benchmark Electronics, Inc. (b)         394,573
     5,672  Broadcom Corp., Class A                 222,910
     8,928  CEVA, Inc. (b)                          202,755
    14,236  Ciena Corp. (b)                         230,481
     3,792  Crown Castle International Corp.
               (b)                                  202,265
       329  Google, Inc., Class A (b)               210,968
    12,014  InvenSense, Inc. (b)                    217,453
     7,234  Maxim Integrated Products, Inc.         206,820
    24,653  Micron Technology, Inc. (b)             199,689
     9,762  Motorola Mobility Holdings, Inc.
               (b)                                  383,061
     3,864  Motorola Solutions, Inc.                196,407
    11,390  OmniVision Technologies, Inc. (b)       227,800
     3,180  QUALCOMM, Inc.                          216,304
    44,718  RF Micro Devices, Inc. (b)              222,696
    35,195  Sanmina-SCI Corp. (b)                   402,983
     4,150  SBA Communications Corp.,
               Class A (b)                          210,861
     7,644  Skyworks Solutions, Inc. (b)            211,357
    37,617  Sprint Nextel Corp. (b)                 107,208
     5,418  Synaptics, Inc. (b)                     197,811
    51,139  Tellabs, Inc.                           207,113
     6,108  Texas Instruments, Inc.                 205,290
    33,918  TriQuint Semiconductor, Inc. (b)        233,865
     2,352  Verizon Communications, Inc.             89,917
     5,520  Xilinx, Inc.                            201,094
                                             --------------
                                                  6,560,712
                                             --------------


Page 52                See Notes to Financial Statements

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

MARCH 31, 2012 (UNAUDITED)

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%       $   15,169,033
            (Cost $15,785,316) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                     8,285
                                             --------------
            NET ASSETS -- 100.0%             $   15,177,318
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $997,393 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,613,676.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $15,169,033   $       --    $       --
                     ======================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $5,707,682 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Semiconductors & Semiconductor Equipment            25.4%
Communications Equipment                            22.2
Electronic Equipment, Instruments & Components      17.3
Computers & Peripherals                             12.1
Wireless Telecommunication Services                  7.1
Diversified Telecommunication Services               5.4
Household Durables                                   5.0
Internet Software & Services                         1.4
IT Services                                          1.4
Automobiles                                          1.3
Life Sciences Tools & Services                       1.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            BERMUDA -- 1.4%
    55,278  Brilliance China Automotive
               Holdings Ltd. (b)             $       59,794
                                             --------------
            CAYMAN ISLANDS -- 0.8%
    85,000  Geely Automobile Holdings Ltd.           33,275
                                             --------------
            CHINA -- 2.7%
    20,000  AviChina Industry & Technology
               Co., Ltd., Class H                     9,169
    19,904  Dongfeng Motor Group Co., Ltd.,
               Class H                               35,935
    23,159  Great Wall Motor Co., Ltd.,
               Class H                               45,032
    20,475  Guangzhou Automobile Group Co.,
               Ltd., Class H                         20,302
                                             --------------
                                                    110,438
                                             --------------
            FRANCE -- 6.2%
     5,891  Peugeot S.A.                             94,872
     3,128  Renault S.A.                            164,892
                                             --------------
                                                    259,764
                                             --------------
            GERMANY -- 17.9%
     1,790  Bayerische Motoren Werke AG             160,978
     5,477  Daimler AG                              330,246
     2,544  Porsche Automobil Holding SE,
               Class Preference                     150,138
       653  Volkswagen AG                           105,293
                                             --------------
                                                    746,655
                                             --------------
            ITALY -- 2.9%
    18,140  Fiat S.p.A                              106,645
     4,115  Piaggio & C. S.p.A                       12,096
                                             --------------
                                                    118,741
                                             --------------
            JAPAN -- 34.6%
     4,000  Daihatsu Motor Co., Ltd.                 73,263
    13,000  Fuji Heavy Industries Ltd.              104,446
     8,700  Honda Motor Co., Ltd.                   330,573
    30,000  Mazda Motor Corp. (b)                    52,555
    92,000  Mitsubishi Motors Corp. (b)             104,482
    16,200  Nissan Motor Co., Ltd.                  172,432
     1,000  Nissan Shatai Co., Ltd.                  10,463
     7,000  Suzuki Motor Corp.                      167,198
     8,100  Toyota Motor Corp.                      349,366
     5,800  Yamaha Motor Co., Ltd.                   77,712
                                             --------------
                                                  1,442,490
                                             --------------
            MALAYSIA -- 1.1%
    19,400  UMW Holdings Berhad                      46,228
                                             --------------
            SOUTH KOREA -- 13.0%
     1,722  Hyundai Motor Co.                       354,112
     2,631  Kia Motors Corp.                        172,064
     2,700  Ssangyong Motor Co. (b)                  16,704
                                             --------------
                                                    542,880
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TAIWAN -- 2.0%
    15,370  China Motor Corp.                $       15,024
    19,909  Sanyang Industry Co., Ltd.               13,525
    26,202  Yulon Motor Co., Ltd.                    50,070
       733  Yulon Nissan Motor Co., Ltd.              5,290
                                             --------------
                                                     83,909
                                             --------------
            UNITED STATES -- 17.3%
    26,855  Ford Motor Co.                          335,419
     6,412  General Motors Co. (b)                  164,468
     3,582  Harley-Davidson, Inc.                   175,804
     1,162  Tesla Motors, Inc. (b)                   43,273
                                             --------------
                                                    718,964
                                             --------------
            TOTAL INVESTMENTS -- 99.9%            4,163,138
            (Cost $4,443,356) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                     5,612
                                             --------------
            NET ASSETS -- 100.0%             $    4,168,750
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $136,345 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $416,563.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*        $4,163,138   $       --    $       --
                      =====================================

* See Portfolio of Investments for country breakout.


Page 54                See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

MARCH 31, 2012 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2012, the Fund transferred common stocks valued at $3,444,174 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Automobiles                                         98.3%
Auto Components                                      1.4
Aerospace & Defense                                  0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 55

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            CANADA -- 3.2%
    45,016  Open Text Corp. (b)              $    2,752,728
                                             --------------
            GERMANY -- 3.4%
    41,902  SAP AG, ADR                           2,925,598
                                             --------------
            INDIA -- 0.8%
    62,434  Wipro Ltd., ADR                         686,774
                                             --------------
            ISRAEL -- 0.8%
    11,939  Check Point Software Technologies
               Ltd. (b)                             762,186
                                             --------------
            UNITED STATES -- 91.8%
    71,254  Acme Packet, Inc. (b)                 1,960,910
    23,293  Adobe Systems, Inc. (b)                 799,183
    87,315  Akamai Technologies, Inc. (b)         3,204,461
    12,764  Amazon.com, Inc. (b)                  2,584,838
     4,726  Apple, Inc. (b)                       2,833,095
   117,184  Aruba Networks, Inc. (b)              2,610,860
    18,817  BMC Software, Inc. (b)                  755,691
    30,505  CA, Inc.                                840,718
   130,466  Cisco Systems, Inc.                   2,759,356
   104,590  EMC Corp. (b)                         3,125,149
    23,638  Equinix, Inc. (b)                     3,721,803
    21,467  F5 Networks, Inc. (b)                 2,897,186
    30,015  Financial Engines, Inc. (b)             671,135
     3,922  Google, Inc., Class A (b)             2,514,943
    66,725  Hewlett-Packard Co.                   1,590,057
    55,349  Informatica Corp. (b)                 2,927,962
     9,567  International Business Machines
               Corp.                              1,996,155
    12,256  Intuit, Inc.                            736,953
    21,823  Iron Mountain, Inc.                     628,502
    24,085  j2 Global, Inc.                         690,758
   123,775  Juniper Networks, Inc. (b)            2,831,972
    72,433  Microsoft Corp.                       2,335,964
    64,802  NetApp, Inc. (b)                      2,901,186
    34,746  Netflix, Inc. (b)                     3,997,180
    36,853  NetScout Systems, Inc. (b)              749,590
    51,605  NetSuite, Inc. (b)                    2,595,215
    16,589  OPNET Technologies, Inc.                481,081
   164,932  Oracle Corp.                          4,809,417
    38,690  Polycom, Inc. (b)                       737,818
    55,957  Rackspace Hosting, Inc. (b)           3,233,755
    49,561  Red Hat, Inc. (b)                     2,968,208
    19,880  Salesforce.com, Inc. (b)              3,071,659
    46,675  Teradata Corp. (b)                    3,180,901
    90,860  TIBCO Software, Inc. (b)              2,771,230
    25,541  VMware, Inc., Class A (b)             2,870,042
                                             --------------
                                                 79,384,933
                                             --------------
            TOTAL INVESTMENTS -- 100.0%          86,512,219
            (Cost $79,533,768) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (18,750)
                                             --------------
            NET ASSETS -- 100.0%             $   86,493,469
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,819,888 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,841,437.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $86,512,219   $       --    $       --
                     ======================================

* See Portfolio of Investments for country breakout.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Software                                            37.5%
Internet Software & Services                        18.6
Communications Equipment                            15.9
Computers & Peripherals                             12.1
Internet & Catalog Retail                            7.6
IT Services                                          6.8
Capital Markets                                      0.8
Commercial Services & Supplies                       0.7
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 56                See Notes to Financial Statements

                      This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2012 (UNAUDITED)

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
ASSETS:
Investments at value...................................................       $   11,081,514              $   80,403,661
Cash...................................................................                   --                          --
Foreign currency at value..............................................                  626                      21,150
Receivables:
   Investment securities sold..........................................               41,459                       2,864
   Dividends...........................................................               44,408                     259,967
   Reclaims............................................................               32,407                       6,988
   From investment advisor.............................................               10,739                          --
   Foreign currency....................................................                   --                          --
   Interest............................................................                   --                           3
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................               60,533                       5,225
                                                                              --------------              --------------
   TOTAL ASSETS........................................................           11,271,686                  80,699,858
                                                                              --------------              --------------

LIABILITIES:
Due to custodian.......................................................               45,725                      29,320
Payables:
   Audit and tax fees..................................................               16,950                      19,575
   Printing fees.......................................................                  615                      10,073
   Licensing fees......................................................                   --                      23,217
   Investment advisory fees............................................                   --                      19,395
   Collateral for securities on loan...................................                   --                          --
Other liabilities......................................................               18,078                      52,713
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................               81,368                     154,293
                                                                              --------------              --------------

NET ASSETS.............................................................       $   11,190,318              $   80,545,565
                                                                              ==============              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   23,335,196              $   75,375,836
Par value..............................................................                9,033                      22,500
Accumulated net investment income (loss)...............................               26,902                    (889,141)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (11,341,899)                 (3,142,898)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................             (838,914)                  9,179,268
                                                                              --------------              --------------
NET ASSETS.............................................................       $   11,190,318              $   80,545,565
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        12.39              $        35.80
                                                                              ==============              ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....              903,334                   2,250,002
                                                                              ==============              ==============
Investments at cost....................................................       $   11,920,332              $   71,224,518
                                                                              ==============              ==============
Foreign currency at cost (proceeds)....................................       $          848              $       21,113
                                                                              ==============              ==============
Securities on loan, at value...........................................       $           --              $           --
                                                                              ==============              ==============


Page 58                See Notes to Financial Statements

                                                                               FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                 FIRST TRUST                  ISE GLOBAL               NASDAQ(R) CLEAN
                     DOW JONES GLOBAL               ISE GLOBAL                 ENGINEERING              EDGE(R) SMART GRID
                     SELECT DIVIDEND               WIND ENERGY               AND CONSTRUCTION             INFRASTRUCTURE
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $  172,938,679              $   27,529,697              $   36,797,567              $   14,214,601
                                  --                          --                          --                      15,340
                              53,562                          --                      28,915                          --

                                  --                          --                          --                          --
                             769,655                     146,382                     112,366                      10,565
                              69,790                      41,740                      33,531                       9,524
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                   4                          --                          --                          --
                                  --                          --                          --                         395
                              19,195                       4,686                       4,562                       6,205
                      --------------              --------------              --------------              --------------
                         173,850,885                  27,722,505                  36,976,941                  14,256,630
                      --------------              --------------              --------------              --------------


                               5,772                      64,044                      14,476                         133

                              19,575                      18,450                      18,450                      16,675
                              18,823                       3,694                       3,197                       1,514
                               3,199                       7,253                       8,462                       3,114
                              66,140                       8,641                      19,231                      11,415
                                  --                          --                          --                      89,460
                              47,480                       8,935                       9,852                       3,583
                      --------------              --------------              --------------              --------------
                             160,989                     111,017                      73,668                     125,894
                      --------------              --------------              --------------              --------------

                      $  173,689,896              $   27,611,488              $   36,903,273              $   14,130,736
                      ==============              ==============              ==============              ==============

                      $  176,161,927              $  100,871,112              $   43,302,551              $   18,193,169
                              74,000                      35,000                       9,000                       5,000
                             261,218                      55,011                      66,318                       1,646

                          (5,483,392)                (47,785,853)                 (2,824,646)                 (3,216,292)

                           2,676,143                 (25,563,782)                 (3,649,950)                   (852,787)
                      --------------              --------------              --------------              --------------
                      $  173,689,896              $   27,611,488              $   36,903,273              $   14,130,736
                      ==============              ==============              ==============              ==============

                      $        23.47              $         7.89              $        41.00              $        28.26
                      ==============              ==============              ==============              ==============


                           7,400,002                   3,500,002                     900,002                     500,002
                      ==============              ==============              ==============              ==============
                      $  170,257,163              $   53,093,022              $   40,445,977              $   15,067,027
                      ==============              ==============              ==============              ==============
                      $       53,549              $       (6,375)             $       28,913              $         (138)
                      ==============              ==============              ==============              ==============
                      $           --              $           --              $           --              $       87,330
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 59

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2012 (UNAUDITED)


                                                                               FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
ASSETS:
Investments at value...................................................       $   54,641,957              $   10,254,224
Cash...................................................................               21,970                          --
Foreign currency at value..............................................                4,807                          --
Receivables:
   Investment securities sold..........................................                   --                     447,435
   Dividends...........................................................               57,986                          --
   Reclaims............................................................               57,336                       3,238
   From investment advisor.............................................                   --                          --
   Foreign currency....................................................                   --                       4,213
   Interest............................................................                   --                          --
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL ASSETS........................................................           54,784,056                  10,709,110
                                                                              --------------              --------------

LIABILITIES:
Due to custodian.......................................................                   --                      51,398
Payables:
   Audit and tax fees..................................................                   --                          --
   Printing fees.......................................................                   --                          --
   Licensing fees......................................................                   --                          --
   Investment advisory fees............................................               33,952                       6,631
   Collateral for securities on loan...................................                   --                          --
Other liabilities......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................               33,952                      58,029
                                                                              --------------              --------------

NET ASSETS.............................................................       $   54,750,104              $   10,651,081
                                                                              ==============              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   97,461,657              $   17,875,324
Par value..............................................................               17,500                       5,500
Accumulated net investment income (loss)...............................             (359,782)                    (32,012)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (23,656,533)                 (4,538,083)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (18,712,738)                 (2,659,648)
                                                                              --------------              --------------
NET ASSETS.............................................................       $   54,750,104              $   10,651,081
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        31.29              $        19.37
                                                                              ==============              ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....            1,750,002                     550,002
                                                                              --------------              --------------
Investments at cost....................................................       $   73,354,772              $   12,913,829
                                                                              ==============              ==============
Foreign currency at cost (proceeds)....................................       $        4,730              $         (772)
                                                                              ==============              ==============
Securities on loan, at value...........................................       $           --              $           --
                                                                              ==============              ==============


Page 60                See Notes to Financial Statements

                                                   FIRST TRUST                 FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                  NASDAQ CEA                NASDAQ GLOBAL                 ISE CLOUD
                           BICK                     SMARTPHONE                     AUTO                     COMPUTING
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $   49,655,431              $   15,169,033              $    4,163,138              $   86,512,219
                                  --                          --                          --                       9,450
                                  --                      56,955                           4                          --

                                  --                          --                          --                          --
                             157,612                      14,279                      11,121                      12,933
                                  --                       1,991                         734                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                          49,813,043                  15,242,258                   4,174,997                  86,534,602
                      --------------              --------------              --------------              --------------


                              82,625                      55,953                       3,777                          --

                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                              27,444                       8,987                       2,470                      41,133
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             110,069                      64,940                       6,247                      41,133
                      --------------              --------------              --------------              --------------

                      $   49,702,974              $   15,177,318              $    4,168,750              $   86,493,469
                      ==============              ==============              ==============              ==============

                      $   57,003,179              $   16,588,974              $    4,531,439              $   78,789,146
                              19,000                       5,500                       1,500                      40,500
                             (12,629)                     (1,511)                      3,953                     (75,945)

                          (3,367,132)                   (799,318)                    (87,850)                    761,317

                          (3,939,444)                   (616,327)                   (280,292)                  6,978,451
                      --------------              --------------              --------------              --------------
                      $   49,702,974              $   15,177,318              $    4,168,750              $   86,493,469
                      ==============              ==============              ==============              ==============

                      $        26.16              $        27.60              $        27.79              $        21.36
                      ==============              ==============              ==============              ==============


                           1,900,002                     550,002                     150,002                   4,050,002
                      --------------              --------------              --------------              --------------
                      $   53,592,927              $   15,785,316              $    4,443,356              $   79,533,768
                      ==============              ==============              ==============              ==============
                      $         (238)             $       56,866              $            4              $           --
                      ==============              ==============              ==============              ==============
                      $           --              $           --              $           --              $           --
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 61

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2012 (UNAUDITED)

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................       $      165,586              $    1,304,556
Foreign tax withholding................................................               (8,308)                    (51,928)
Interest...............................................................                   --                           7
Securities lending income (net of fees)................................                   --                          --
                                                                              --------------              --------------
   Total investment income.............................................              157,278                   1,252,635
                                                                              --------------              --------------

EXPENSES:
Licensing fees.........................................................               37,500                      43,956
Investment advisory fees...............................................               19,317                     146,520
Listing fees...........................................................               13,313                      13,247
Audit and tax fees.....................................................               12,651                      14,524
Accounting and administration fees.....................................                5,081                      30,833
Trustees' fees and expenses............................................                2,378                       4,033
Printing fees..........................................................                2,098                      14,713
Legal fees.............................................................                1,045                       4,185
Custodian fees.........................................................                  643                      34,638
Transfer agent fees....................................................                  242                       1,832
Registration and filing fees...........................................                  (26)                        (83)
Other expenses.........................................................                  500                        (771)
                                                                              --------------              --------------
   Total expenses......................................................               94,742                     307,627
   Less fees waived and expenses reimbursed by the investment advisor..              (65,767)                    (87,847)
                                                                              --------------              --------------
   Net expenses........................................................               28,975                     219,780
                                                                              --------------              --------------
NET INVESTMENT INCOME (LOSS)...........................................              128,303                   1,032,855
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (181,118)                   (373,995)
   In-kind redemptions.................................................              (30,246)                    448,628
   Foreign currency transactions.......................................               (1,607)                      1,279
                                                                              --------------              --------------
Net realized gain (loss)...............................................             (212,971)                     75,912
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              688,422                  12,483,385
   Foreign currency translation........................................                 (221)                      2,323
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)...................              688,201                  12,485,708
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              475,230                  12,561,620
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      603,533              $   13,594,475
                                                                              ==============              ==============


Page 62                See Notes to Financial Statements

                                                                               FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                 FIRST TRUST                  ISE GLOBAL               NASDAQ(R) CLEAN
                     DOW JONES GLOBAL               ISE GLOBAL                 ENGINEERING              EDGE(R) SMART GRID
                     SELECT DIVIDEND               WIND ENERGY               AND CONSTRUCTION             INFRASTRUCTURE
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $    2,960,770              $      182,788              $      242,282              $       77,102
                            (149,666)                     (9,136)                    (23,569)                     (5,714)
                                  10                           8                           1                          --
                                  --                          --                          --                         395
                      --------------              --------------              --------------              --------------
                           2,811,114                     173,660                     218,714                      71,783
                      --------------              --------------              --------------              --------------


                              39,524                      15,889                      15,797                       7,057
                             273,505                      63,555                      63,189                      32,184
                              13,247                       8,816                       8,816                       6,215
                              14,524                      14,150                      14,150                      13,477
                              42,830                      12,640                      12,227                       5,172
                               5,956                       2,558                       2,515                       1,961
                              21,731                       7,540                       3,435                       2,456
                               8,690                       1,291                       1,363                      (2,056)
                              24,755                       3,248                       2,303                       2,656
                               3,419                         794                         790                         402
                               1,896                        (616)                     (1,665)                       (214)
                              (3,425)                     (2,387)                     (1,416)                     (1,169)
                      --------------              --------------              --------------              --------------
                             446,652                     127,478                     121,504                      68,141
                            (36,394)                    (32,145)                    (10,923)                     (11,819)
                      --------------              --------------              --------------              --------------
                             410,258                      95,333                     110,581                      56,322
                      --------------              --------------              --------------              --------------
                           2,400,856                      78,327                     108,133                      15,461
                      --------------              --------------              --------------              --------------



                         (1,337,325)                 (4,664,539)                   (749,562)                  (1,069,896)
                             169,424                   (152,388)                   (471,068)                    (130,342)
                             (8,562)                      16,462                     (1,869)                      (4,428)
                      --------------              --------------              --------------              --------------
                         (1,176,463)                 (4,800,465)                 (1,222,499)                  (1,204,666)
                      --------------              --------------              --------------              --------------

                          13,535,118                   3,856,666                   6,757,798                   3,685,120
                               8,701                       (981)                         276                         (25)
                      --------------              --------------              --------------              --------------
                          13,543,819                   3,855,685                   6,758,074                   3,685,095
                      --------------              --------------              --------------              --------------
                          12,367,356                   (944,780)                   5,535,575                   2,480,429
                      --------------              --------------              --------------              --------------


                      $   14,768,212              $     (866,453)             $    5,643,708              $    2,495,890
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 63

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2012 (UNAUDITED)



                                                                               FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................       $      260,190              $       24,476
Foreign tax withholding................................................                 (493)                         --
Interest...............................................................                   --                          --
Securities lending income (net of fees)................................                   --                          --
                                                                              --------------              --------------
   Total investment income.............................................              259,697                      24,476
                                                                              --------------              --------------

EXPENSES:
Licensing fees.........................................................                   --                          --
Investment advisory fees...............................................              203,176 (a)                  32,692 (a)
Listing fees...........................................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Printing fees..........................................................                   --                          --
Legal fees.............................................................                   --                          --
Custodian fees.........................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                              --------------              --------------
   Total expenses......................................................              203,176                      32,692
   Less fees waived and expenses reimbursed by the investment advisor..                   --                          --
                                                                              --------------              --------------
   Net expenses........................................................              203,176                      32,692
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)...........................................               56,521                      (8,216)
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (5,370,207)                 (2,459,058)
   In-kind redemptions.................................................           (5,248,125)                     (7,123)
   Foreign currency transactions.......................................              (27,673)                        730
                                                                              --------------              --------------
Net realized gain (loss)...............................................          (10,646,005)                 (2,465,451)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           22,197,969                   2,567,782
   Foreign currency translation........................................                  526                         (72)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)...................           22,198,495                   2,567,710
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           11,552,490                     102,259
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $   11,609,011              $       94,043
                                                                              ==============              ==============

(a) Fund is subject to a unitary fee (See Note 3 in the Notes to Financial Statements)


Page 64                See Notes to Financial Statements

                                                   FIRST TRUST                 FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                  NASDAQ CEA                NASDAQ GLOBAL                 ISE CLOUD
                           BICK                     SMARTPHONE                     AUTO                     COMPUTING
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $      311,279              $       51,945              $       18,599              $      124,803
                             (24,538)                     (2,807)                     (1,481)                         --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             286,741                      49,138                      17,118                     124,803
                      --------------              --------------              --------------              --------------


                                  --                          --                          --                          --
                             151,997 (a)                  49,996 (a)                  13,164 (a)                 200,748 (a)
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             151,997                      49,996                      13,164                     200,748
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             151,997                      49,996                      13,164                     200,748
                      --------------              --------------              --------------              --------------

                             134,744                        (858)                      3,954                     (75,945)
                      --------------              --------------              --------------              --------------



                          (2,216,433)                   (552,930)                    (28,131)                 (1,737,652)
                                  --                     286,975                          --                   2,549,489
                              (1,116)                        (80)                       (794)                         --
                      --------------              --------------              --------------              --------------
                          (2,217,549)                   (266,035)                    (28,925)                    811,837
                      --------------              --------------              --------------              --------------

                           9,863,565                   3,220,136                     820,877                  18,615,975
                              (1,150)                        148                         273                          --
                      --------------              --------------              --------------              --------------
                           9,862,415                   3,220,284                     821,150                  18,615,975
                      --------------              --------------              --------------              --------------
                           7,644,866                   2,954,249                     792,225                  19,427,812
                      --------------              --------------              --------------              --------------


                      $    7,779,610              $    2,953,391              $      796,179              $   19,351,867
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                FIRST TRUST
                                                                                              STOXX(R) EUROPEAN
                                                                                              SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                          --------------------------------------------------
                                                                                 For the
                                                                             Six Months Ended                For the
                                                                              March 31, 2012                Year Ended
                                                                               (Unaudited)              September 30, 2011
                                                                          ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)..........................................     $      128,303              $      519,090
   Net realized gain (loss)..............................................           (212,971)                     41,148
   Net change in unrealized appreciation (depreciation)..................            688,201                  (1,439,008)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting from operations.......            603,533                    (878,770)
                                                                              --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................            (99,600)                   (515,103)
   Net realized gain.....................................................                 --                          --
   Return of capital.....................................................                 --                          --
                                                                              --------------              --------------
   Total distributions to shareholders...................................            (99,600)                   (515,103)
                                                                              --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................................          4,799,743                   4,210,014
   Cost of shares redeemed...............................................         (2,875,668)                   (642,374)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................................          1,924,075                   3,567,640
                                                                              --------------              --------------

   Total increase (decrease) in net assets...............................          2,428,008                   2,173,767

NET ASSETS:
   Beginning of period...................................................          8,762,310                   6,588,543
                                                                              --------------              --------------

   End of period.........................................................     $   11,190,318              $    8,762,310
                                                                              ==============              ==============

   Accumulated net investment income (loss) at end of period.............     $       26,902              $       (1,801)
                                                                              ==============              ==============



CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period...............................            753,334                     503,334
   Shares sold...........................................................            400,000                     300,000
   Shares redeemed.......................................................           (250,000)                    (50,000)
                                                                              --------------              --------------
   Shares outstanding, end of period.....................................            903,334                     753,334
                                                                              ==============              ==============


Page 66                See Notes to Financial Statements

              FIRST TRUST                                 FIRST TRUST                                 FIRST TRUST
            FTSE EPRA/NAREIT                               DOW JONES                                      ISE
     DEVELOPED MARKETS REAL ESTATE                   GLOBAL SELECT DIVIDEND                        GLOBAL WIND ENERGY
               INDEX FUND                                  INDEX FUND                                  INDEX FUND
----------------------------------------    ----------------------------------------    ----------------------------------------
     For the                                     For the                                     For the
 Six Months Ended          For the           Six Months Ended          For the           Six Months Ended          For the
  March 31, 2012          Year Ended          March 31, 2012          Year Ended          March 31, 2012          Year Ended
   (Unaudited)        September 30, 2011       (Unaudited)        September 30, 2011       (Unaudited)        September 30, 2011
------------------    ------------------    ------------------    ------------------    ------------------    ------------------


 $      1,032,855      $      1,534,033      $      2,400,856      $      4,313,734      $         78,327      $        466,100
           75,912             1,315,652            (1,176,463)            3,229,838            (4,800,465)          (16,530,113)
       12,485,708            (9,807,649)           13,543,819           (12,992,012)            3,855,685             4,212,614
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       13,594,475            (6,957,964)           14,768,212            (5,448,440)             (866,453)          (11,851,399)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


       (1,304,326)           (2,181,308)           (2,199,961)           (4,339,522)                   --                    --
               --                    --                    --                    --                    --                    --
               --                    --                    --                    --                    --              (335,225)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       (1,304,326)           (2,181,308)           (2,199,961)           (4,339,522)                   --              (335,225)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


        8,330,739            30,029,599            69,348,880           103,415,506                    --            14,044,161
       (1,582,877)           (5,075,361)           (4,167,114)          (34,695,168)           (6,869,296)          (21,015,109)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

        6,747,862            24,954,238            65,181,766            68,720,338            (6,869,296)           (6,970,948)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       19,038,011            15,814,966            77,750,017            58,932,376            (7,735,749)          (19,157,572)


       61,507,554            45,692,588            95,939,879            37,007,503            35,347,237            54,504,809
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

  $    80,545,565       $    61,507,554      $    173,689,896      $     95,939,879      $     27,611,488      $     35,347,237
 ================      ================      ================      ================      ================      ================

 $       (889,141)     $       (617,670)     $        261,218      $         60,323    $           55,011      $        (23,316)
 ================      ================      ================      ================      ================      ================




        2,050,002             1,350,002             4,550,002             1,650,002             4,350,002             5,300,002
          250,000               850,000             3,050,000             4,350,000                    --             1,200,000
          (50,000)             (150,000)             (200,000)           (1,450,000)             (850,000)           (2,150,000)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
        2,250,002             2,050,002             7,400,002             4,550,002             3,500,002             4,350,002
 ================      ================      ================      ================      ================      ================


                       See Notes to Financial Statements                 Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                             FIRST TRUST
                                                                                              ISE GLOBAL
                                                                                     ENGINEERING AND CONSTRUCTION
                                                                                              INDEX FUND
                                                                          --------------------------------------------------
                                                                                 For the
                                                                             Six Months Ended                For the
                                                                              March 31, 2012                Year Ended
                                                                               (Unaudited)              September 30, 2011
                                                                          ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)..........................................     $      108,133              $      844,201
   Net realized gain (loss)..............................................         (1,222,499)                  3,003,905
   Net change in unrealized appreciation (depreciation)..................          6,758,074                 (13,610,998)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting from operations.......          5,643,708                  (9,762,892)
                                                                              --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................           (159,820)                   (821,882)
   Net realized gain.....................................................                 --                          --
   Return of capital.....................................................                 --                          --
                                                                              --------------              --------------
   Total distributions to shareholders...................................           (159,820)                   (821,882)
                                                                              --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................................          8,080,211                  32,965,762
   Cost of shares redeemed...............................................         (7,080,084)                (23,606,218)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................................          1,000,127                   9,359,544
                                                                              --------------              --------------

   Total increase (decrease) in net assets...............................          6,484,015                  (1,225,230)

NET ASSETS:
   Beginning of period...................................................         30,419,258                  31,644,488
                                                                              --------------              --------------

   End of period.........................................................     $   36,903,273              $   30,419,258
                                                                              ==============              ==============

   Accumulated net investment income (loss) at end of period.............     $       66,318              $      118,005
                                                                              ==============              ==============



CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period...............................            900,002                     800,002
   Shares sold...........................................................            200,000                     700,000
   Shares redeemed.......................................................           (200,000)                   (600,000)
                                                                              --------------              --------------
   Shares outstanding, end of period.....................................            900,002                     900,002
                                                                              ==============              ==============


Page 68                See Notes to Financial Statements

                 FIRST TRUST                               FIRST TRUST                               FIRST TRUST
             NASDAQ(R) CLEAN EDGE(R)                       ISE GLOBAL                                ISE GLOBAL
          SMART GRID INFRASTRUCTURE                          COPPER                                   PLATINUM
                 INDEX FUND                                INDEX FUND                                INDEX FUND
----------------------------------------    ----------------------------------------    ----------------------------------------
     For the                                    For the                                      For the
 Six Months Ended          For the          Six Months Ended           For the           Six Months Ended          For the
  March 31, 2012          Year Ended         March 31, 2012           Year Ended          March 31, 2012          Year Ended
   (Unaudited)        September 30, 2011      (Unaudited)         September 30, 2011       (Unaudited)        September 30, 2011
------------------    ------------------   ------------------     ------------------    ------------------    ------------------


 $         15,461      $        195,132      $         56,521      $      3,557,597      $         (8,216)     $        100,046
       (1,204,666)              912,751           (10,646,005)          (28,741,325)           (2,465,451)           (2,693,019)
        3,685,095            (4,932,449)           22,198,495           (42,491,923)            2,567,710            (5,013,053)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
        2,495,890            (3,824,566)           11,609,011           (67,675,651)               94,043            (7,606,026)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


          (70,550)             (137,760)           (1,875,477)           (2,171,136)             (107,910)              (48,615)
               --                    --                    --                    --                    --                    --
               --                    --                    --                    --                    --                    --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
          (70,550)             (137,760)           (1,875,477)           (2,171,136)             (107,910)              (48,615)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


               --             1,582,877             1,743,001           535,806,086             3,905,580            31,838,871
       (6,481,469)          (11,281,317)          (11,984,610)         (435,856,659)             (900,758)          (23,845,943)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       (6,481,469)           (9,698,440)          (10,241,609)           99,949,427             3,004,822             7,992,928
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       (4,056,129)          (13,660,766)             (508,075)           30,102,640             2,990,955               338,287


       18,186,865            31,847,631            55,258,179            25,155,539             7,660,126             7,321,839
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

 $     14,130,736      $     18,186,865      $     54,750,104      $     55,258,179      $     10,651,081      $      7,660,126
 ================      ================      ================      ================      ================      ================

 $          1,646      $         56,735      $       (359,782)     $      1,459,174      $        (32,012)     $         84,114
 ================      ================      ================      ================      ================      ================




          750,002             1,050,002             2,100,002               750,002               400,002               250,002
               --                50,000                50,000            12,550,000               200,000             1,000,000
         (250,000)             (350,000)             (400,000)          (11,200,000)              (50,000)             (850,000)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
          500,002               750,002             1,750,002             2,100,002               550,002               400,002
 ================      ================      ================      ================      ================      ================


                       See Notes to Financial Statements                 Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                             FIRST TRUST
                                                                                                 BICK
                                                                                              INDEX FUND
                                                                          --------------------------------------------------
                                                                                 For the
                                                                             Six Months Ended                For the
                                                                              March 31, 2012                Year Ended
                                                                               (Unaudited)              September 30, 2011
                                                                          ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)..........................................     $      134,744              $    1,556,910
   Net realized gain (loss)..............................................         (2,217,549)                     93,900
   Net change in unrealized appreciation (depreciation)..................          9,862,415                 (15,283,295)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting from operations.......          7,779,610                 (13,632,485)
                                                                              --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................           (297,350)                 (1,450,651)
   Net realized gain.....................................................                 --                          --
   Return of capital.....................................................                 --                          --
                                                                              --------------              --------------
   Total distributions to shareholders...................................           (297,350)                 (1,450,651)
                                                                              --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................................          1,131,970                 183,571,696
   Cost of shares redeemed...............................................                 --                (155,442,524)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting
   from shareholder transactions.........................................          1,131,970                  28,129,172
                                                                              --------------              --------------

   Total increase (decrease) in net assets...............................          8,614,230                  13,046,036

NET ASSETS:
   Beginning of period...................................................         41,088,744                  28,042,708
                                                                              --------------              --------------

   End of period.........................................................     $   49,702,974              $   41,088,744
                                                                              ==============              ==============

   Accumulated net investment income (loss) at end of period.............     $      (12,629)             $      149,977
                                                                              ==============              ==============



CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period...............................          1,850,002                     900,002
   Shares sold...........................................................             50,000                   5,700,000
   Shares redeemed.......................................................                 --                  (4,750,000)
                                                                              --------------              --------------
   Shares outstanding, end of period.....................................          1,900,002                   1,850,002
                                                                              ==============              ==============


(a)   Inception date.


Page 70                See Notes to Financial Statements

              FIRST TRUST                                 FIRST TRUST                                 FIRST TRUST
                 NASDAQ                                      NASDAQ                                       ISE
             CEA SMARTPHONE                               GLOBAL AUTO                               CLOUD COMPUTING
               INDEX FUND                                  INDEX FUND                                  INDEX FUND
----------------------------------------    ----------------------------------------    ----------------------------------------
     For the            For the Period          For the             For the Period           For the            For the Period
 Six Months Ended   February 17, 2011 (a)   Six Months Ended       May 9, 2011 (a)       Six Months Ended      July 5, 2011 (a)
  March 31, 2012           through           March 31, 2012            through            March 31, 2012           through
   (Unaudited)        September 30, 2011      (Unaudited)         September 30, 2011       (Unaudited)        September 30, 2011
------------------    ------------------   ------------------     ------------------    ------------------    ------------------


 $           (858)     $        118,115      $          3,954      $          9,479      $        (75,945)     $        (34,596)
         (266,035)             (340,383)              (28,925)              (60,095)              811,837                (2,920)
        3,220,284            (3,836,611)              821,150            (1,101,442)           18,615,975           (11,637,524)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
        2,953,391            (4,058,879)              796,179            (1,152,058)           19,351,867           (11,675,040)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


          (59,290)              (59,460)               (3,570)               (4,740)                   --                    --
               --                    --                    --                    --               (47,600)                   --
               --                    --                    --                    --                    --                    --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
          (59,290)              (59,460)               (3,570)               (4,740)              (47,600)                   --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


        1,289,280            18,767,668                    --             4,532,939            27,876,924            63,433,223
       (2,511,426)           (1,143,966)                   --                    --           (12,445,905)                   --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


       (1,222,146)           17,623,702                    --             4,532,939            15,431,019            63,433,223
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
        1,671,955            13,505,363               792,609             3,376,141            34,735,286            51,758,183


       13,505,363                    --             3,376,141                    --            51,758,183                    --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

 $     15,177,318      $     13,505,363      $      4,168,750      $      3,376,141      $     86,493,469      $     51,758,183
 ================      ================      ================      ================      ================      ================

 $         (1,511)     $         58,637      $          3,953      $          3,569      $        (75,945)     $             --
 ================      ================      ================      ================      ================      ================




          600,002                    --               150,002                    --             3,250,002                    --
           50,000               650,002                    --               150,002             1,500,000             3,250,002
         (100,000)              (50,000)                   --                    --              (700,000)                   --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
          550,002               600,002               150,002               150,002             4,050,002             3,250,002
 ================      ================      ================      ================      ================      ================


                       See Notes to Financial Statements                 Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND


                                                                                                                    FOR THE PERIOD
                                             FOR THE                                                                  AUGUST 27,
                                           SIX MONTHS       FOR THE        FOR THE        FOR THE        FOR THE       2007 (a)
                                              ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                         MARCH 31, 2012  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                           (UNAUDITED)       2011           2010           2009           2008           2007
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   11.63      $   13.09      $   13.81      $   15.62      $   30.97      $   30.00
                                            ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.15           0.67           0.56           0.61           1.26           0.03 (b)
Net realized and unrealized gain (loss)          0.72          (1.46)         (0.73)         (1.83)        (15.32)          0.94
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 0.87          (0.79)         (0.17)         (1.22)        (14.06)          0.97

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.11)         (0.67)         (0.55)         (0.59)         (1.29)            --
                                            ---------      ---------      ---------      ---------      ---------      ---------

Net asset value, end of period              $   12.39      $   11.63      $   13.09      $   13.81      $   15.62      $   30.97
                                            =========      =========      =========      =========      =========      =========

TOTAL RETURN (c)                                7.56%        (6.70)%        (0.95)%        (6.83)%       (46.12)%          3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  11,190      $   8,762      $   6,589      $   8,330      $  12,545      $   3,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       1.96% (d)      1.93%          2.35%          3.48%          1.95%         19.64% (d)
Ratio of net expenses to average net
   assets                                       0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60% (d)
Ratio of net investment income (loss)
   to average net assets                        2.66% (d)      5.09%          3.98%          5.30%          6.43%          1.18% (d)
Portfolio turnover rate (e)                       29%            27%            54%            82%            80%             0%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

                                                                                                                    FOR THE PERIOD
                                             FOR THE                                                                  AUGUST 27,
                                           SIX MONTHS       FOR THE        FOR THE        FOR THE        FOR THE       2007 (a)
                                             ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                        MARCH 31, 2012  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                          (UNAUDITED)       2011           2010           2009           2008           2007
                                         -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   30.00      $   33.85      $   30.48      $   36.24      $   53.43      $   50.00
                                            ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.49           1.05           1.24           0.90           1.25           0.14 (b)
Net realized and unrealized gain (loss)          5.89          (3.64)          3.84          (5.74)        (17.25)          3.29
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 6.38          (2.59)          5.08          (4.84)        (16.00)          3.43
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.58)         (1.26)         (1.71)         (0.91)         (1.19)            --
Net realized gain                                  --             --             --          (0.01)            --             --
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                             (0.58)         (1.26)         (1.71)         (0.92)         (1.19)            --
                                            ---------      ---------      ---------      ---------      ---------      ---------

Net asset value, end of period              $   35.80      $   30.00      $   33.85      $   30.48      $   36.24      $   53.43
                                            =========      =========      =========      =========      =========      =========

TOTAL RETURN (c)                               21.46%        (8.17)%         17.48%       (12.66)%       (30.35)%          6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  80,546      $  61,508      $  45,693      $  15,238      $   7,249      $   5,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.84% (d)      0.86%          1.10%          2.09%          2.68%         11.51% (d)
Ratio of net expenses to average net
   assets                                       0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60% (d)
Ratio of net investment income (loss)
   to average net assets                        2.82% (d)      2.29%          2.81%          4.08%          3.07%          3.22% (d)
Portfolio turnover rate (e)                        4%            11%            11%            19%             7%             1%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 72                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                    NOVEMBER 21,
                                                   FOR THE          FOR THE          FOR THE          FOR THE         2007 (a)
                                              SIX MONTHS ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                               MARCH 31, 2012    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 (UNAUDITED)         2011             2010             2009             2008
                                               ---------------  ---------------  ---------------  ---------------  ---------------

Net asset value, beginning of period              $   21.09        $   22.43        $   21.33        $   19.95        $   30.00
                                                  ---------        ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.39             1.05             0.94             0.70 (b)         1.38
Net realized and unrealized gain (loss)                2.35            (1.31)            1.17             1.37           (10.10)
                                                  ---------        ---------        ---------        ---------        ---------
Total from investment operations                       2.74            (0.26)            2.11             2.07            (8.72)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.36)           (1.08)           (1.01)           (0.69)           (1.33)
                                                  ---------        ---------        ---------        ---------        ---------

Net asset value, end of period                    $   23.47        $   21.09        $   22.43        $   21.33        $   19.95
                                                  =========        =========        =========        =========        =========

TOTAL RETURN (c)                                     13.11%          (1.57)%           10.33%           11.80%         (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 173,690        $  95,940        $  37,008        $  28,790        $   3,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.65% (d)        0.74%            0.97%            2.39%            4.79% (d)
Ratio of net expenses to average net assets           0.60% (d)        0.60%            0.60%            0.60%            0.60% (d)
Ratio of net investment income (loss) to average
     net assets                                       3.51% (d)        5.21%            4.37%            4.61%            6.33% (d)
Portfolio turnover rate (e)                             18%              22%              51%              65%              42%


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                      JUNE 16,
                                                  FOR THE           FOR THE          FOR THE          FOR THE         2008 (a)
                                              SIX MONTHS ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                               MARCH 31, 2012    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                (UNAUDITED)          2011             2010             2009             2008
                                              ---------------   ---------------  ---------------  ---------------  ---------------

Net asset value, beginning of period              $    8.13        $   10.28        $   16.27        $   19.11        $   30.00
                                                  ---------        ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.02             0.06             0.08             0.14             0.01
Net realized and unrealized gain (loss)               (0.26)           (2.15)           (5.71)           (2.88)          (10.90)
                                                  ---------        ---------        ---------        ---------        ---------
Total from investment operations                      (0.24)           (2.09)           (5.63)           (2.74)          (10.89)
                                                  ---------        ---------        ---------        ---------        ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    --               --            (0.35)           (0.10)              --
Return of capital                                        --            (0.06)           (0.01)              --               --
                                                  ---------        ---------        ---------        ---------        ---------
Total distributions                                      --            (0.06)           (0.36)           (0.10)              --
                                                  ---------        ---------        ---------        ---------        ---------

Net asset value, end of period                    $    7.89        $    8.13        $   10.28        $   16.27        $   19.11
                                                  =========        =========        =========        =========        =========

TOTAL RETURN (c)                                    (2.95)%         (20.47)%         (35.10)%         (14.26)%         (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  27,611        $  35,347        $  54,505        $ 100,850        $  63,067
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.80% (d)        0.76%            0.81%            0.95%            0.98% (d)
Ratio of net expenses to average net assets           0.60% (d)        0.60%            0.60%            0.60%            0.60% (d)
Ratio of net investment income (loss) to average
     net assets                                       0.49% (d)        0.84%            0.80%            1.16%            0.24% (d)
Portfolio turnover rate (e)                             37%              35%              24%              30%              13%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                 Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

                                                  FOR THE                                                FOR THE PERIOD
                                             SIX MONTHS ENDED       FOR THE             FOR THE        OCTOBER 13, 2008 (a)
                                              MARCH 31, 2012       YEAR ENDED          YEAR ENDED            THROUGH
                                                (UNAUDITED)    SEPTEMBER 30, 2011  SEPTEMBER 30, 2010  SEPTEMBER 30, 2009
                                              ---------------  ------------------  ------------------  ------------------

Net asset value, beginning of period              $   33.80        $   39.56           $   39.76           $   30.00
                                                  ---------        ---------           ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.16             0.67                0.57                0.42
Net realized and unrealized gain (loss)                7.26            (5.77)              (0.25)               9.68
                                                  ---------        ---------           ---------           ---------
Total from investment operations                       7.42            (5.10)               0.32               10.10

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.22)           (0.66)              (0.52)              (0.34)
                                                  ---------        ---------           ---------           ---------

Net asset value, end of period                    $   41.00        $   33.80           $   39.56           $   39.76
                                                  =========        =========           =========           =========

TOTAL RETURN (b)                                     22.02%         (13.30)%               1.03%              33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  36,903        $  30,419           $  31,644           $  35,784
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.77% (c)        0.80%               0.92%               1.16% (c)
Ratio of net expenses to average net assets           0.70% (c)        0.70%               0.70%               0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                       0.68% (c)        1.83%               1.33%               1.84% (c)
Portfolio turnover rate (d)                             10%              22%                 26%                 19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

                                                   FOR THE                              FOR THE PERIOD
                                               SIX MONTHS ENDED        FOR THE       NOVEMBER 16, 2009 (a)
                                                MARCH 31, 2012        YEAR ENDED           THROUGH
                                                 (UNAUDITED)      SEPTEMBER 30, 2011  SEPTEMBER 30, 2010
                                              ------------------  ------------------  ------------------

Net asset value, beginning of period              $   24.25           $   30.33           $   30.00
                                                  ---------           ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.04                0.25                0.11
Net realized and unrealized gain (loss)                4.09               (6.16)               0.34
                                                  ---------           ---------           ---------
Total from investment operations                       4.13               (5.91)               0.45
                                                  ---------           ---------           ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.12)              (0.17)              (0.11)
Return of capital                                        --                  --               (0.01)
                                                  ---------           ---------           ---------
Total distributions                                   (0.12)              (0.17)              (0.12)
                                                  ---------           ---------           ---------

Net asset value, end of period                    $   28.26           $   24.25           $   30.33
                                                  =========           =========           =========

TOTAL RETURN (b)                                     17.06%            (19.63)%               1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  14,131           $  18,187           $  31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.85% (c)           0.85%               0.99% (c)
Ratio of net expenses to average net assets           0.70% (c)           0.70%               0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                       0.19% (c)           0.71%               0.47% (c)
Portfolio turnover rate (d)                             17%                 28%                 50%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

                                                   FOR THE                              FOR THE PERIOD
                                               SIX MONTHS ENDED        FOR THE        MARCH 11, 2010 (a)
                                                MARCH 31, 2012        YEAR ENDED           THROUGH
                                                 (UNAUDITED)      SEPTEMBER 30, 2011  SEPTEMBER 30, 2010
                                              ------------------  ------------------  ------------------

Net asset value, beginning of period              $   26.31           $   33.54           $   30.00
                                                  ---------           ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.17                1.23                0.07
Net realized and unrealized gain (loss)                5.88               (7.88)               3.53
                                                  ---------           ---------           ---------
Total from investment operations                       6.05               (6.65)               3.60

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (1.07)              (0.58)              (0.06)
                                                  ---------           ---------           ---------

Net asset value, end of period                    $   31.29           $   26.31           $   33.54
                                                  =========           =========           =========

TOTAL RETURN (b)                                     23.28%            (20.50)%              12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  54,750           $  55,258           $  25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)           0.70%               0.70% (c)
Ratio of net expenses to average net assets           0.70% (c)           0.70%               0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                       0.19% (c)           1.85%               0.58% (c)
Portfolio turnover rate (d)                             28%                 41%                 22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
                                                   FOR THE                              FOR THE PERIOD
                                               SIX MONTHS ENDED        FOR THE        MARCH 11, 2010 (a)
                                                MARCH 31, 2012        YEAR ENDED           THROUGH
                                                 (UNAUDITED)      SEPTEMBER 30, 2011  SEPTEMBER 30, 2010
                                              ------------------  ------------------  ------------------

Net asset value, beginning of period              $   19.15           $   29.29           $   30.00
                                                  ---------           ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (0.03)               0.19                0.09
Net realized and unrealized gain (loss)                0.49              (10.27)              (0.72)
                                                  ---------           ---------           ---------
Total from investment operations                       0.46              (10.08)              (0.63)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.24)              (0.06)              (0.08)
                                                  ---------           ---------           ---------

Net asset value, end of period                    $   19.37           $   19.15           $   29.29
                                                  =========           =========           =========

TOTAL RETURN (b)                                      2.49%            (34.49)%             (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  10,651           $   7,660           $   7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)           0.70%               0.70% (c)
Ratio of net expenses to average net assets           0.70% (c)           0.70%               0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                     (0.18)% (c)           0.44%               0.66% (c)
Portfolio turnover rate (d)                             38%                 41%                 29%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                 Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST BICK INDEX FUND

                                                   FOR THE                              FOR THE PERIOD
                                              SIX MONTHS ENDED         FOR THE        APRIL 12, 2010 (a)
                                               MARCH 31, 2012         YEAR ENDED           THROUGH
                                                 (UNAUDITED)      SEPTEMBER 30, 2011  SEPTEMBER 30, 2010
                                             ------------------   ------------------  ------------------

Net asset value, beginning of period              $   22.21           $   31.16           $   30.00
                                                  ---------           ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.07                0.72                0.15
Net realized and unrealized gain (loss)                4.04               (8.98)               1.09
                                                  ---------            ---------          ---------
Total from investment operations                       4.11               (8.26)               1.24

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.16)              (0.69)              (0.08)
                                                  ---------           ---------           ---------

Net asset value, end of period                    $   26.16           $   22.21           $   31.16
                                                  =========           =========           =========

TOTAL RETURN (b)                                     18.59%            (27.18)%               4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  49,703           $  41,089           $  28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.64% (c)           0.64%               0.70% (c)
Ratio of net expenses to average net assets           0.64% (c)           0.64%               0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                       0.57% (c)           1.11%               1.71% (c)
Portfolio turnover rate (d)                             23%                 96%                 32%


FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND
                                                                       FOR THE          FOR THE PERIOD
                                                                   SIX MONTHS ENDED  FEBRUARY 17, 2011 (a)
                                                                    MARCH 31, 2012         THROUGH
                                                                     (UNAUDITED)      SEPTEMBER 30, 2011
                                                                  ------------------  ------------------

Net asset value, beginning of period                                  $   22.51           $   30.11
                                                                      ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               0.01                0.20
Net realized and unrealized gain (loss)                                    5.19               (7.70)
                                                                      ---------           ---------
Total from investment operations                                           5.20               (7.50)
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                     (0.11)              (0.10)
                                                                      ---------           ---------
Net asset value, end of period                                        $   27.60           $   22.51
                                                                      =========           =========

TOTAL RETURN (b)                                                         23.12%            (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $  15,177           $  13,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                             0.70% (c)           0.70% (c)
Ratio of net expenses to average net assets                               0.70% (c)           0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                                         (0.01%) (c)           1.30% (c)
Portfolio turnover rate (d)                                                 17%                 29%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 76                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

                                                                       FOR THE          FOR THE PERIOD
                                                                   SIX MONTHS ENDED    MAY 9, 2011 (a)
                                                                    MARCH 31, 2012         THROUGH
                                                                     (UNAUDITED)      SEPTEMBER 30, 2011
                                                                  ------------------  ------------------

Net asset value, beginning of period                                  $   22.51           $   29.88
                                                                      ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               0.03                0.08
Net realized and unrealized gain (loss)                                    5.27               (7.40)
                                                                      ---------           ---------
Total from investment operations                                           5.30               (7.32)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                     (0.02)              (0.05)
                                                                      ---------           ---------
Net asset value, end of period                                        $   27.79           $   22.51
                                                                      =========           =========

TOTAL RETURN (b)                                                         23.58%            (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $   4,169           $   3,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                             0.70% (c)           0.70% (c)
Ratio of net expenses to average net assets                               0.70% (c)           0.70% (c)
Ratio of net investment income (loss) to average
     net assets                                                           0.21% (c)           0.70% (c)
Portfolio turnover rate (d)                                                  7%                 16%


FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
                                                                       FOR THE          FOR THE PERIOD
                                                                   SIX MONTHS ENDED    JULY 5, 2011 (a)
                                                                    MARCH 31, 2012         THROUGH
                                                                     (UNAUDITED)      SEPTEMBER 30, 2011
                                                                  ------------------  ------------------

Net asset value, beginning of period                                  $   15.93           $   20.16
                                                                      ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              (0.02)              (0.01)
Net realized and unrealized gain (loss)                                    5.46               (4.22)
                                                                      ---------           ---------
Total from investment operations                                           5.44               (4.23)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain                                                         (0.01)                 --
                                                                      ---------           ---------
Net asset value, end of period                                        $   21.36           $   15.93
                                                                      =========           =========

TOTAL RETURN (b)                                                         34.19%            (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $  86,493           $  51,758
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                             0.60% (c)           0.60% (c)
Ratio of net expenses to average net assets                               0.60% (c)           0.60% (c)
Ratio of net investment income (loss) to average
     net assets                                                         (0.23%) (c)         (0.31)% (c)
Portfolio turnover rate (d)                                                 16%                  1%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                 Page 77

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds:

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN")
      First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE")
      First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Shares of the First Trust STOXX(R) European Select Dividend Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust Dow Jones Global Select Dividend Index Fund, the First Trust ISE Global Wind Energy Index Fund and the First Trust ISE Global Engineering and Construction Index Fund are currently listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Shares of the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund, the First Trust BICK Index Fund, the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund are currently listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                                   ISE Global Wind Energy Index
First Trust ISE Global Engineering and Construction Index Fund                  ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                                   Infrastructure Index(SM)
First Trust ISE Global Copper Index Fund                                        ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                      ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust NASDAQ CEA Smartphone Index Fund                                    NASDAQ OMX CEA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust ISE Cloud Computing Index Fund                                      ISE Cloud Computing(TM) Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

     Portfolio securities listed on any exchange other than the NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

     Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

     Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including the use of a factor provided by a pricing service in situations where there has been a change in value between the foreign markets' close and the NYSE close that exceeds a certain threshold. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following: o Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to credit worthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The securities lending income earned by the Fund (net of any rebate and securities lending agent fees) is disclosed on the Statements of Operations.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Effective January 31, 2012, dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Prior to January 31, 2012, dividends from net investment income were declared and paid semiannually, with the exception of First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Dow Jones Global Select Dividend Index Fund. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


The tax character of distributions paid by each Fund during the period ended September 30, 2011 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                 ______________   _____________   ______________
First Trust STOXX(R) European Select Dividend Index Fund                           $   515,103     $        --     $         --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                2,181,308              --               --
First Trust Dow Jones Global Select Dividend Index Fund                              4,339,522              --               --
First Trust ISE Global Wind Energy Index Fund                                               --              --          335,225
First Trust ISE Global Engineering and Construction Index Fund                         821,882              --               --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               137,760              --               --
First Trust ISE Global Copper Index Fund                                             2,171,136              --               --
First Trust ISE Global Platinum Index Fund                                              48,615              --               --
First Trust BICK Index Fund                                                          1,450,651              --               --
First Trust NASDAQ CEA Smartphone Index Fund                                            59,460              --               --
First Trust NASDAQ Global Auto Index Fund                                                4,740              --               --

As of September 30, 2011, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                  Undistributed    Capital and     Unrealized
                                                                                    Ordinary          Other       Appreciation
                                                                                     Income        Gain (Loss)   (Depreciation)
                                                                                  _____________   _____________  ______________
First Trust STOXX(R) European Select Dividend Index Fund                           $    2,480     $(10,979,116)   $ (1,681,208)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 526,687       (1,171,905)     (6,497,702)
First Trust Dow Jones Global Select Dividend Index Fund                               294,461       (3,759,228)    (11,649,515)
First Trust ISE Global Wind Energy Index Fund                                              --      (36,148,677)    (36,279,494)
First Trust ISE Global Engineering and Construction Index Fund                        127,927       (1,381,696)    (10,638,397)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               57,372       (1,786,849)     (4,763,296)
First Trust ISE Global Copper Index Fund                                            1,875,414      (12,391,372)    (41,946,629)
First Trust ISE Global Platinum Index Fund                                            107,889       (1,769,206)     (5,554,559)
First Trust BICK Index Fund                                                           200,951         (226,327)    (14,776,089)
First Trust NASDAQ CEA Smartphone Index Fund                                           58,637          (34,100)     (4,335,794)
First Trust NASDAQ Global Auto Index Fund                                               3,569          (58,733)     (1,101,634)
First Trust ISE Cloud Computing Index Fund                                                 --           (2,472)    (11,637,972)

F. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of March 31, 2012, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

At September 30, 2011, for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


                                                           Capital Loss   Capital Loss  Capital Loss  Capital Loss
                                                             Available      Available     Available     Available      Total
                                                              through        through       through       through      Capital
                                                           September 30,  September 30, September 30, September 30,    Loss
                                                               2016           2017          2018          2019       Available
                                                           _____________  ____________   ___________   ____________  ___________
First Trust STOXX(R) European Select Dividend Index Fund   $         --    $ 5,960,236   $ 4,853,444   $   161,155   $10,974,835
First Trust FTSE EPRA/NAREIT Developed Markets Real
   Estate Index Fund                                                 --         68,465       744,825         1,838       815,128
First Trust Dow Jones Global Select Dividend Index Fund         131,352        208,741     1,274,694       323,583     1,938,370
First Trust ISE Global Wind Energy Index Fund                   174,186         30,175     8,357,650     9,549,964    18,111,975
First Trust ISE Global Engineering and Construction
   Index Fund                                                        --          1,914            --       615,538       617,452
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
   Infrastructure Index Fund                                         --             --       928,889            --       928,889
First Trust ISE Global Copper Index Fund                             --             --        74,393            --        74,393
First Trust ISE Global Platinum Index Fund                           --             --       344,523            --       344,523
First Trust BICK Index Fund                                          --             --            --            --            --
First Trust NASDAQ CEA Smartphone Index Fund                         --             --            --            --            --
First Trust NASDAQ Global Auto Index Fund                            --             --            --            --            --
First Trust ISE Cloud Computing Index Fund                           --             --            --            --            --

Due to changes enacted under the Regulated Investment Company Modernization Act of 2010 ("RIC Mod Act of 2010"), capital losses arising in taxable years beginning after December 22, 2010 no longer expire due to the passage of time and are available to offset future capital gains indefinitely. The Funds shown in the table below have an inception date subsequent to the enactment of the RIC Mod Act of 2010, thus the conditions of the RIC Mod Act of 2010 are applicable to these Funds beginning in the period ended September 30, 2011. At September 30, 2011, for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                                  Non-Expiring                   Total Capital
                                                                                  Capital Loss                  Loss Available
                                                                                 ______________                 ______________
First Trust NASDAQ CEA Smartphone Index Fund                                      $      34,100                  $     34,100
First Trust NASDAQ Global Auto Index Fund                                                58,733                        58,733
First Trust ISE Cloud Computing Index Fund                                                2,472                         2,472

During the taxable year ended September 30, 2011, the Funds utilized capital loss carryforwards in the following amounts:

                                              Capital Loss Carryforward Utilized
                                                 _____________________________
First Trust ISE Global Platinum Index Fund                $     72
First Trust BICK Index Fund                                 53,184

Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of each Fund's next taxable year.

During the taxable year ended September 30, 2011, the following Funds incurred and elected to defer net capital losses, currency losses and Passive Foreign Investment Company ("PFIC") losses as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


                                                                                             Post-October Losses
                                                                          _________________________________________________________
                                                                                  Capital         Currency           PFIC
                                                                                  Losses           Losses           Losses
                                                                              _______________  _______________  _______________
First Trust STOXX(R) European Select Dividend Index Fund                      $         --       $    4,281      $        --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               22,524               --          334,253
First Trust Dow Jones Global Select Dividend Index Fund                          1,810,478           10,380               --
First Trust ISE Global Wind Energy Index Fund                                   18,013,386            3,360           19,956
First Trust ISE Global Engineering and Construction Index Fund                     761,222            3,022               --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund           857,323              637               --
First Trust ISE Global Copper Index Fund                                        11,900,739           43,179          373,061
First Trust ISE Global Platinum Index Fund                                       1,401,180            2,092           21,411
First Trust BICK Index Fund                                                        175,353               --           50,974
First Trust NASDAQ CEA Smartphone Index Fund                                            --               --               --
First Trust NASDAQ Global Auto Index Fund                                               --               --               --
First Trust ISE Cloud Computing Index Fund                                              --               --               --

G. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund, the First Trust BICK Index Fund, the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund, for which expenses are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (see Note 3). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND LICENSOR

First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                   International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                  International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        The NASDAQ OMX Group, Inc.
First Trust ISE Global Copper Index Fund                                        International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                      International Securities Exchange, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust NASDAQ CEA Smartphone Index Fund                                    The NASDAQ OMX Group, Inc.
First Trust NASDAQ Global Auto Index Fund                                       The NASDAQ OMX Group, Inc.
First Trust ISE Cloud Computing Index Fund                                      International Securities Exchange, LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

H. ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standard on the Funds' financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain other services necessary for the management of the Funds.

For the following Funds (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ____________
First Trust ISE Global Copper Index Fund                          0.70%
First Trust ISE Global Platinum Index Fund                        0.70%
First Trust BICK Index Fund                                       0.64%
First Trust NASDAQ CEA Smartphone Index Fund                      0.70%
First Trust NASDAQ Global Auto Index Fund                         0.70%
First Trust ISE Cloud Computing Index Fund                        0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust Dow Jones Global Select Dividend Index Fund, the First Trust ISE Global Wind Energy Index Fund, the First Trust ISE Global Engineering and Construction Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap") at least through March 31, 2013.

                                                                                   Expense Cap
                                                                                   ___________
First Trust STOXX(R) European Select Dividend Index Fund                              0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 0.60%
First Trust Dow Jones Global Select Dividend Index Fund                               0.60%
First Trust ISE Global Wind Energy Index Fund                                         0.60%
First Trust ISE Global Engineering and Construction Index Fund                        0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations.

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2012 and the expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


                                                                          Expenses Borne by Advisor Subject to Recovery
                                                             ______________________________________________________________________
                                     Advisory      Expense    Period Ended   Period Ended  Period Ended   Period Ended
                                        Fee         Reim-    September 30,  September 30,  September 30,    March 31,
                                      Waivers    bursements       2009           2010          2011           2012         Total
                                     ________    __________  _____________  _____________  _____________  _____________  __________
First Trust STOXX(R) European
   Select Dividend Index Fund        $ 19,317     $ 46,450      $  70,257      $ 132,551     $ 136,052      $ 65,767     $ 404,627
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate
   Index Fund                          87,847           --         56,537        150,784       176,670        87,847       471,838
First Trust Dow Jones Global
   Select Dividend Index Fund          36,394           --         62,763        117,932       115,247        36,394       332,336
First Trust ISE Global Wind
   Energy Index Fund                   32,145           --        184,114        155,579        90,788        32,145       462,626
First Trust ISE Global
   Engineering and Construction
   Index Fund                          10,923           --         51,236         76,726        48,342        10,923       187,227
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure
   Index Fund                          11,819           --             --         68,049        42,493        11,819       122,361

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2012, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                    Purchases                  Sales
                                                                              ____________________     ____________________
First Trust STOXX(R) European Select Dividend Index Fund                          $   2,849,626          $     2,842,524
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 2,773,989                2,981,174
First Trust Dow Jones Global Select Dividend Index Fund                              24,167,376               24,400,565
First Trust ISE Global Wind Energy Index Fund                                        11,795,643               11,713,228
First Trust ISE Global Engineering and Construction Index Fund                        3,083,990                3,218,023
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              2,623,727                2,629,325
First Trust ISE Global Copper Index Fund                                             16,256,331               18,127,355
First Trust ISE Global Platinum Index Fund                                            3,513,715                3,808,639
First Trust BICK Index Fund                                                          11,249,955               11,047,243
First Trust NASDAQ CEA Smartphone Index Fund                                          2,438,498                2,477,951
First Trust NASDAQ Global Auto Index Fund                                               251,610                  245,984
First Trust ISE Cloud Computing Index Fund                                           10,645,152               10,717,321

For the six months ended March 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                    Purchases                  Sales
                                                                              ____________________     ____________________
First Trust STOXX(R) European Select Dividend Index Fund                          $   4,763,654         $      2,864,106
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 8,245,907                1,571,698
First Trust Dow Jones Global Select Dividend Index Fund                              69,089,058                4,114,929
First Trust ISE Global Wind Energy Index Fund                                                --                6,734,785
First Trust ISE Global Engineering and Construction Index Fund                        8,067,207                7,040,169
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                     --                6,473,153
First Trust ISE Global Copper Index Fund                                              1,731,976               11,902,347
First Trust ISE Global Platinum Index Fund                                            3,847,369                  874,979
First Trust BICK Index Fund                                                             708,294                       --
First Trust NASDAQ CEA Smartphone Index Fund                                            992,973                2,255,212
First Trust NASDAQ Global Auto Index Fund                                                    --                       --
First Trust ISE Cloud Computing Index Fund                                           27,775,152               12,396,453


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make/receive a cash payment referred to as the "Cash Component." Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


The Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                   Redemption                Creation
                                                                                   Transaction              Transaction
                                                                                      Fees                     Fees
                                                                                 _______________          ________________
First Trust STOXX(R) European Select Dividend Index Fund                             $   500                  $   500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  4,000                    4,000
First Trust Dow Jones Global Select Dividend Index Fund                                1,000                    1,000
First Trust ISE Global Wind Energy Index Fund                                          1,000                    1,000
First Trust ISE Global Engineering and Construction Index Fund                         1,000                    1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 500                      500
First Trust ISE Global Copper Index Fund                                                 500                      500
First Trust ISE Global Platinum Index Fund                                               500                      500
First Trust BICK Index Fund                                                            2,500                    2,500
First Trust NASDAQ CEA Smartphone Index Fund                                           1,000                    1,000
First Trust NASDAQ Global Auto Index Fund                                              1,000                    1,000
First Trust ISE Cloud Computing Index Fund                                               500                      500

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before March 31, 2013.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12 months ended June 30, 2011 is available
(1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www. ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling
(800) SEC-0330.


                               ADVISORY AGREEMENT
 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT
                            (NON-UNITARY FEE FUNDS)

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

    First Trust Stoxx(R) European Select Dividend Index Fund (FDD)
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
    First Trust ISE Global Engineering and Construction Index Fund (FLM)
    First Trust ISE Global Wind Energy Index Fund (FAN)
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
       Fund (GRID)

The Board approved the continuation of the Agreement for a one-year period ending March 31, 2013, for each Fund at a meeting held on March 11-12, 2012. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of Funds compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Expense Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other exchange-traded funds ("ETFs") managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Expense Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's investment advisory fee. The Board also considered that the Agreement was approved by shareholders of each Fund at meetings held in December 2010 and January 2011.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through March 31, 2013. For each Fund, the Board noted that expenses borne by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by the Advisor. The Board considered the fees charged by the Advisor to other ETFs and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the fees charged to the Funds. In addition, the Board received data prepared by Lipper showing the management fees and expense ratios of each Fund as compared to the Fund's Lipper Expense Group. Because each Fund's Lipper Expense Group included peer funds that pay a unitary fee, the Board determined that the Funds' expense ratios were the more relevant data point. Based on the information provided, the Board noted that the total (net) expense ratios of FAN and GRID were below the median of each Fund's respective Lipper Expense Group and that the total (net) expense ratios of FGD, FLM, FFR and FDD were above the median of each Fund's respective Lipper Expense Group. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for each Fund, including that (i) many of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) many of the peer funds are larger than the Funds, which causes the Funds' fixed expenses to be higher on a percentage basis as compared to the larger peer funds. The Board took these limitations into account in considering the Lipper data. The Board also considered information regarding First Trust ETFs from a February 2012 report from Cogent Research on ETF investors.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between FFD's, FFR's, FGD's and FAN's performance and that of their underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the target set forth in the Fund's prospectus. In addition, the Board received data prepared by Lipper comparing each Fund's performance to a peer group selected by Lipper (the "Lipper Performance Group") and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Performance Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2011, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2011 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of Trust and each Fund. No single factor was determinative in the Board's analysis.

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT
                              (UNITARY FEE FUNDS)

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following four series of the Trust (each a "Fund" and collectively, the "Funds"):

       First Trust NASDAQ CEA Smartphone Index Fund (FONE)
       First Trust BICK Index Fund (BICK)
       First Trust ISE Global Copper Index Fund (CU)
       First Trust ISE Global Platinum Index Fund (PLTM)

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


The Board approved the continuation of the Agreement for a one-year period ending March 31, 2013, for each Fund at a meeting held on March 11-12, 2012. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of Funds compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Expense Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other exchange-traded funds ("ETFs") managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Expense Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee. The Board also considered that the Agreement was approved by shareholders of each Fund (except FONE) at meetings held in December 2010.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that each Fund pays the Advisor a fee equal to an annual rate of 0.70% (0.64% for BICK) of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also received data prepared by Lipper showing the unitary fee for each Fund as compared to the Fund's Lipper Expense Group. Because not all of the peer funds in the Funds' Lipper Expense Groups pay a unitary fee, the Board determined that the peer funds' expense ratios were the more relevant data point. Based on the information provided, the Board noted that the unitary fee for BICK was below the median total expense ratio of the peer funds in its Lipper Expense Group and that the unitary fees for FONE, CU and PLTM were above the median total expense ratio of the peer funds in each Fund's respective Lipper Expense Group. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for each Fund, including that many of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult. The Board took these limitations into account in considering the Lipper data. The Board also considered information regarding First Trust ETFs from a February 2012 report from Cogent Research on ETF investors.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between BICK's and PLTM's performance and that of their underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the target set forth in the Fund's prospectus. In addition, the Board received data prepared by

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


Lipper comparing each Fund's performance to a peer group selected by Lipper (the "Lipper Performance Group") and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Performance Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2011, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2011 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of Trust and each Fund. No single factor was determinative in the Board's analysis.

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--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, a Fund.

Market risk is the risk that a particular stock owned by each Fund, shares of each Fund or stocks in general may fall in value. Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's corresponding index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

Each Fund will be concentrated in the securities of an individual industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The Funds may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of a Fund's loaned securities fails to return the securities in a timely manner or at all. Each Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

For certain Funds, the Advisor has entered into an agreement with the Trust in which the Advisor has agreed to waive certain fees and/or reimburse such Funds for expenses exceeding an agreed upon amount. This agreement is voluntary and may be modified or terminated at any time. The Advisor is also entitled to recoup from the applicable Funds any waived or reimbursed amounts pursuant


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RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


to the agreement for a period of up to three years from the date of waiver or reimbursement. Any such recoupment or modification or termination of the agreement could negatively affect the applicable Fund's returns.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Because each Fund's NAV is determined on the basis of U.S. dollars and each Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Certain Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe, and the First Trust ISE Global Wind Energy Index Fund invests a material portion of its assets in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Funds are subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests, in part, in securities issued by companies operating in Asia. The Fund is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

The First Trust BICK Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the financials sector, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


The First Trust ISE Global Engineering and Construction Index Fund, the First Trust ISE Global Wind Energy Index Fund, the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Dow Jones Global Select Dividend Index Fund invests in companies in the telecommunication sector. Telecommunication companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. The Fund invests in real estate companies that may be adversely impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. They can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. Risks associated with investing in these companies include the general state of the economy, demand for their specific products or services, changes in government spending, zoning laws, interest rates, declines in real estate values, environmental damage and product liability claims. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund is concentrated in smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest significantly in companies involved in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

The First Trust ISE Global Copper Index Fund may be significantly impacted by competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the Fund's index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short term or the long term.

Because the First Trust ISE Global Copper Index Fund invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the shares of the Fund.

Because the First Trust ISE Global Copper Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invest a significant portion of their assets in companies that are domiciled in the United Kingdom, the Funds are particularly sensitive to political, economic and social conditions in that country. The Funds may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of platinum group metals ("PGMs"). Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Fund shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

The First Trust ISE Global Platinum Index Fund may be significantly impacted by competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Fund's index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short term or the long term.

Because a significant percentage of the world's PGM mining takes place in Russia, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia. Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

The First Trust BICK Index Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

Unlike most exchange-traded funds, the First Trust BICK Index Fund currently intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the First Trust BICK Index Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. Because the First Trust BICK Index Fund currently intends to effect a significant portion of redemptions for cash, rather than

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2012 (UNAUDITED)


in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the First Trust BICK Index Fund will generally cause the First Trust BICK Index Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind.

The First Trust NASDAQ CEA Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

The First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Global Engineering and Construction Index Fund invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

The First Trust ISE Cloud Computing Index Fund and the First Trust NASDAQ CEA Smartphone Index Fund invest in the securities of information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

The First Trust ISE Cloud Computing Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.



            NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


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


FIRST TRUST

First Trust Exchange-Traded Fund II



INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                First Trust Exchange-Traded Fund II
                            -------------------------------------------------

By (Signature and Title)*   /s/ Mark R. Bradley
                            -------------------------------------------------
                            Mark R. Bradley, President and Chief Executive
                            Officer
                            (principal executive officer)

Date   May 21, 2012
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mark R. Bradley
                            -------------------------------------------------
                            Mark R. Bradley, President and Chief Executive
                            Officer
                            (principal executive officer)

Date   May 21, 2012
       ------------------


By (Signature and Title)*   /s/ James M. Dykas
                            -------------------------------------------------
                            James M. Dykas, Treasurer, Chief Financial Officer
                            and Chief Accounting Officer
                            (principal financial officer)

Date   May 21, 2012
       ------------------

* Print the name and title of each signing officer under his or her signature.